UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-7205

Variable Insurance Products Fund III

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products: Value Strategies Portfolio Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
American Tower Corp.	3.2	2.7
Edison International	2.9	3.2
Sempra Energy	2.7	3.0
Synchrony Financial	2.4	2.8
U.S. Bancorp	2.3	2.8
Jazz Pharmaceuticals PLC	2.1	1.7
Extra Space Storage, Inc.	2.1	2.4
Equity Lifestyle Properties, Inc.	1.9	1.1
FNF Group	1.9	1.6
Discover Financial Services	1.8	1.6
	23.3

Top Five Market Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.4	18.7
Real Estate	14.2	11.5
Consumer Discretionary	12.0	12.6
Industrials	11.0	10.1
Information Technology	9.8	11.6

Asset Allocation (% of fund's net assets)

As of June 30, 2017 *
Stocks	99.4%
Bonds	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 16.6%

As of December 31, 2016 *
Stocks	99.5%
Bonds	0.6%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments - 15.9%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 1.0%
Delphi Automotive PLC	50,831	$4,455,337
Diversified Consumer Services - 2.7%
Houghton Mifflin Harcourt Co. (a)	422,810	5,200,563
Service Corp. International	200,800	6,716,760
		11,917,323
Hotels, Restaurants & Leisure - 2.0%
U.S. Foods Holding Corp. (a)	158,100	4,303,482
Wyndham Worldwide Corp.	42,533	4,270,739
		8,574,221
Internet & Direct Marketing Retail - 0.9%
Liberty Interactive Corp. QVC Group (Venture Group) Series A (a)	75,600	3,953,124
Leisure Products - 1.6%
Mattel, Inc.	193,400	4,163,902
Vista Outdoor, Inc. (a)	118,300	2,662,933
		6,826,835
Media - 3.0%
Liberty Global PLC Class C (a)	155,700	4,854,726
Scripps Networks Interactive, Inc. Class A	49,100	3,354,021
Sinclair Broadcast Group, Inc. Class A	147,000	4,836,300
		13,045,047
Specialty Retail - 0.8%
Signet Jewelers Ltd. (b)	57,400	3,629,976

TOTAL CONSUMER DISCRETIONARY		52,401,863

CONSUMER STAPLES - 2.4%
Beverages - 1.2%
Cott Corp.	355,461	5,134,010
Food Products - 1.2%
Darling International, Inc. (a)	334,763	5,269,170

TOTAL CONSUMER STAPLES		10,403,180

ENERGY - 7.3%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	91,200	4,971,312
Oil, Gas & Consumable Fuels - 6.1%
Boardwalk Pipeline Partners, LP	289,323	5,210,707
Cabot Oil & Gas Corp.	114,500	2,871,660
Cheniere Energy, Inc. (a)	69,200	3,370,732
EQT Corp.	38,400	2,249,856
GasLog Ltd. (b)	216,078	3,295,190
Lundin Petroleum AB	174,900	3,365,258
Teekay Corp. (b)	455,992	3,041,467
Valero Energy Corp.	50,500	3,406,730
		26,811,600

TOTAL ENERGY		31,782,912

FINANCIALS - 17.4%
Banks - 5.9%
CIT Group, Inc.	68,400	3,331,080
PNC Financial Services Group, Inc.	37,100	4,632,677
U.S. Bancorp	194,316	10,088,887
Wells Fargo & Co.	137,930	7,642,701
		25,695,345
Capital Markets - 3.3%
Apollo Global Management LLC Class A	150,813	3,989,004
Legg Mason, Inc.	135,692	5,178,007
The Blackstone Group LP	160,300	5,346,005
		14,513,016
Consumer Finance - 4.9%
Discover Financial Services	129,500	8,053,605
OneMain Holdings, Inc. (a)	129,000	3,172,110
Synchrony Financial	347,000	10,347,540
		21,573,255
Insurance - 3.3%
Chubb Ltd.	39,600	5,757,048
FNF Group	187,900	8,423,557
		14,180,605

TOTAL FINANCIALS		75,962,221

HEALTH CARE - 8.3%
Biotechnology - 2.6%
Amgen, Inc.	31,500	5,425,245
United Therapeutics Corp. (a)	45,000	5,837,850
		11,263,095
Health Care Providers & Services - 2.6%
Aetna, Inc.	27,700	4,205,691
Envision Healthcare Corp. (a)	65,161	4,083,640
Laboratory Corp. of America Holdings (a)	18,900	2,913,246
		11,202,577
Pharmaceuticals - 3.1%
Jazz Pharmaceuticals PLC (a)	60,600	9,423,300
Teva Pharmaceutical Industries Ltd. sponsored ADR	128,600	4,272,092
		13,695,392

TOTAL HEALTH CARE		36,161,064

INDUSTRIALS - 11.0%
Aerospace & Defense - 2.1%
KLX, Inc. (a)	105,700	5,285,000
Rockwell Collins, Inc.	38,300	4,024,564
		9,309,564
Airlines - 1.3%
American Airlines Group, Inc.	115,900	5,832,088
Commercial Services & Supplies - 1.5%
IWG PLC	642,400	2,705,868
KAR Auction Services, Inc.	92,100	3,865,437
		6,571,305
Construction & Engineering - 1.3%
AECOM (a)	178,900	5,783,837
Machinery - 2.3%
Allison Transmission Holdings, Inc.	180,900	6,785,559
WABCO Holdings, Inc. (a)	25,200	3,213,252
		9,998,811
Road & Rail - 0.8%
Swift Transporation Co. (a)	126,100	3,341,650
Trading Companies & Distributors - 1.7%
AerCap Holdings NV (a)	156,600	7,270,938

TOTAL INDUSTRIALS		48,108,193

INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 1.2%
CommScope Holding Co., Inc. (a)	139,000	5,286,170
Electronic Equipment & Components - 1.6%
Jabil, Inc.	74,600	2,177,574
TE Connectivity Ltd.	63,700	5,011,916
		7,189,490
IT Services - 5.7%
Amdocs Ltd.	67,400	4,344,604
Cognizant Technology Solutions Corp. Class A	97,500	6,474,000
DXC Technology Co.	96,100	7,372,792
First Data Corp. Class A (a)	223,300	4,064,060
Total System Services, Inc.	42,700	2,487,275
		24,742,731
Semiconductors & Semiconductor Equipment - 1.3%
Qualcomm, Inc.	106,600	5,886,452

TOTAL INFORMATION TECHNOLOGY		43,104,843

MATERIALS - 9.6%
Chemicals - 7.2%
CF Industries Holdings, Inc.	138,400	3,869,664
E.I. du Pont de Nemours & Co.	91,700	7,401,107
Eastman Chemical Co.	86,400	7,256,736
LyondellBasell Industries NV Class A	76,408	6,448,071
Westlake Chemical Corp.	96,700	6,402,507
		31,378,085
Construction Materials - 0.7%
Eagle Materials, Inc.	33,700	3,114,554
Containers & Packaging - 1.7%
Ball Corp.	101,000	4,263,210
Sealed Air Corp.	70,900	3,173,484
		7,436,694

TOTAL MATERIALS		41,929,333

REAL ESTATE - 14.2%
Equity Real Estate Investment Trusts (REITs) - 12.9%
American Tower Corp.	106,000	14,025,919
Douglas Emmett, Inc.	208,100	7,951,501
Equinix, Inc.	16,200	6,952,392
Equity Lifestyle Properties, Inc.	97,800	8,444,052
Extra Space Storage, Inc.	116,100	9,055,800
National Retail Properties, Inc.	115,900	4,531,690
Outfront Media, Inc.	222,800	5,151,136
		56,112,490
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (a)	159,600	5,809,440

TOTAL REAL ESTATE		61,921,930

UTILITIES - 7.4%
Electric Utilities - 4.7%
American Electric Power Co., Inc.	114,800	7,975,156
Edison International	160,800	12,572,952
		20,548,108
Multi-Utilities - 2.7%
Sempra Energy	107,061	12,071,128

TOTAL UTILITIES		32,619,236

TOTAL COMMON STOCKS
(Cost $371,717,382)		434,394,775
	Principal Amount	Value

Convertible Bonds - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $3,504,760)	6,240,000	1,540,656
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 1.10% (c)	2,237,065	2,237,512
Fidelity Securities Lending Cash Central Fund 1.09% (c)(d)	5,925,543	5,926,135
TOTAL MONEY MARKET FUNDS
(Cost $8,163,643)		8,163,647
TOTAL INVESTMENT PORTFOLIO - 101.6%
(Cost $383,385,785)		444,099,078
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(7,121,945)
NET ASSETS - 100%		$436,977,133

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,738
Fidelity Securities Lending Cash Central Fund	6,933
Total	$20,671

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$52,401,863	$52,401,863	$--	$--
Consumer Staples	10,403,180	10,403,180	--	--
Energy	31,782,912	31,782,912	--	--
Financials	75,962,221	75,962,221	--	--
Health Care	36,161,064	36,161,064	--	--
Industrials	48,108,193	48,108,193	--	--
Information Technology	43,104,843	43,104,843	--	--
Materials	41,929,333	41,929,333	--	--
Real Estate	61,921,930	61,921,930	--	--
Utilities	32,619,236	32,619,236	--	--
Corporate Bonds	1,540,656	--	1,540,656	--
Money Market Funds	8,163,647	8,163,647	--	--
Total Investments in Securities:	$444,099,078	$442,558,422	$1,540,656	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.4%
Netherlands	3.2%
Switzerland	2.4%
Ireland	2.1%
Bailiwick of Jersey	1.6%
Bermuda	1.5%
Canada	1.2%
United Kingdom	1.1%
Bailiwick of Guernsey	1.0%
Israel	1.0%
Others (Individually Less Than 1%)	1.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,730,725) — See accompanying schedule: Unaffiliated issuers (cost $375,222,142)	$435,935,431
Fidelity Central Funds (cost $8,163,643)	8,163,647
Total Investments (cost $383,385,785)		$444,099,078
Foreign currency held at value (cost $720,852)		720,852
Receivable for investments sold		6,052,599
Receivable for fund shares sold		227,261
Dividends receivable		495,650
Interest receivable		13,426
Distributions receivable from Fidelity Central Funds		4,725
Other receivables		7,863
Total assets		451,621,454
Liabilities
Payable for investments purchased	$5,587,221
Payable for fund shares redeemed	2,808,243
Accrued management fee	198,932
Distribution and service plan fees payable	44,100
Other affiliated payables	46,283
Other payables and accrued expenses	32,767
Collateral on securities loaned	5,926,775
Total liabilities		14,644,321
Net Assets		$436,977,133
Net Assets consist of:
Paid in capital		$349,864,621
Undistributed net investment income		3,232,702
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		23,166,493
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		60,713,317
Net Assets		$436,977,133
Initial Class:
Net Asset Value, offering price and redemption price per share ($94,205,479 ÷ 6,791,153 shares)		$13.87
Service Class:
Net Asset Value, offering price and redemption price per share ($22,563,429 ÷ 1,631,190 shares)		$13.83
Service Class 2:
Net Asset Value, offering price and redemption price per share ($202,749,078 ÷ 14,519,338 shares)		$13.96
Investor Class:
Net Asset Value, offering price and redemption price per share ($117,459,147 ÷ 8,522,333 shares)		$13.78

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends		$4,400,345
Interest		452,349
Income from Fidelity Central Funds		20,671
Total income		4,873,365
Expenses
Management fee	$1,178,801
Transfer agent fees	189,662
Distribution and service plan fees	258,874
Accounting and security lending fees	84,296
Custodian fees and expenses	37,026
Independent trustees' fees and expenses	855
Audit	35,475
Legal	2,014
Interest	995
Miscellaneous	1,709
Total expenses before reductions	1,789,707
Expense reductions	(16,791)	1,772,916
Net investment income (loss)		3,100,449
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,152,042
Fidelity Central Funds	(174)
Foreign currency transactions	(1,337)
Total net realized gain (loss)		23,150,531
Change in net unrealized appreciation (depreciation) on: Investment securities	12,902,058
Assets and liabilities in foreign currencies	343
Total change in net unrealized appreciation (depreciation)		12,902,401
Net gain (loss)		36,052,932
Net increase (decrease) in net assets resulting from operations		$39,153,381

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,100,449	$6,019,672
Net realized gain (loss)	23,150,531	111,861,521
Change in net unrealized appreciation (depreciation)	12,902,401	(80,134,657)
Net increase (decrease) in net assets resulting from operations	39,153,381	37,746,536
Distributions to shareholders from net investment income	(1,006,458)	(4,176,551)
Distributions to shareholders from net realized gain	(84,193,612)	–
Total distributions	(85,200,070)	(4,176,551)
Share transactions - net increase (decrease)	62,275,981	(47,571,176)
Total increase (decrease) in net assets	16,229,292	(14,001,191)
Net Assets
Beginning of period	420,747,841	434,749,032
End of period	$436,977,133	$420,747,841
Other Information
Undistributed net investment income end of period	$3,232,702	$1,138,711

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Value Strategies Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.77	$14.54	$15.19	$14.37	$11.11	$8.78
Income from Investment Operations
Net investment income (loss)A	.11	.23	.18	.15	.12	.07B
Net realized and unrealized gain (loss)	1.26	1.17	(.64)	.83	3.26	2.32
Total from investment operations	1.37	1.40	(.46)	.98	3.38	2.39
Distributions from net investment income	(.04)	(.17)	(.18)	(.16)	(.12)	(.06)
Distributions from net realized gain	(3.23)	–	(.01)	–	–	–
Total distributions	(3.27)	(.17)	(.19)	(.16)	(.12)	(.06)
Net asset value, end of period	$13.87	$15.77	$14.54	$15.19	$14.37	$11.11
Total ReturnC,D,E	9.60%	9.62%	(2.99)%	6.80%	30.49%	27.28%
Ratios to Average Net AssetsF,G
Expenses before reductions	.69%H	.67%	.67%	.68%	.68%	.70%
Expenses net of fee waivers, if any	.69%H	.67%	.67%	.68%	.68%	.70%
Expenses net of all reductions	.68%H	.67%	.67%	.68%	.68%	.68%
Net investment income (loss)	1.58%H	1.56%	1.19%	1.02%	.94%	.72%B
Supplemental Data
Net assets, end of period (000 omitted)	$94,205	$93,648	$98,919	$107,742	$115,594	$93,738
Portfolio turnover rateI	70%H	108%	25%	9%	28%	27%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .26%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Value Strategies Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.74	$14.52	$15.16	$14.34	$11.08	$8.76
Income from Investment Operations
Net investment income (loss)A	.10	.21	.17	.14	.11	.06B
Net realized and unrealized gain (loss)	1.26	1.17	(.63)	.82	3.26	2.31
Total from investment operations	1.36	1.38	(.46)	.96	3.37	2.37
Distributions from net investment income	(.04)	(.16)	(.16)	(.14)	(.11)	(.05)
Distributions from net realized gain	(3.23)	–	(.01)	–	–	–
Total distributions	(3.27)	(.16)	(.18)C	(.14)	(.11)	(.05)
Net asset value, end of period	$13.83	$15.74	$14.52	$15.16	$14.34	$11.08
Total ReturnD,E,F	9.53%	9.48%	(3.05)%	6.69%	30.44%	27.10%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.77%	.77%	.77%	.78%	.79%
Expenses net of fee waivers, if any	.79%I	.77%	.77%	.77%	.78%	.79%
Expenses net of all reductions	.78%I	.77%	.77%	.77%	.78%	.78%
Net investment income (loss)	1.48%I	1.46%	1.09%	.93%	.84%	.62%B
Supplemental Data
Net assets, end of period (000 omitted)	$22,563	$21,949	$22,970	$29,109	$33,460	$27,293
Portfolio turnover rateJ	70%I	108%	25%	9%	28%	27%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .16%.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.012 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Value Strategies Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.86	$14.64	$15.28	$14.46	$11.18	$8.83
Income from Investment Operations
Net investment income (loss)A	.09	.19	.15	.12	.09	.05B
Net realized and unrealized gain (loss)	1.28	1.17	(.64)	.82	3.28	2.34
Total from investment operations	1.37	1.36	(.49)	.94	3.37	2.39
Distributions from net investment income	(.04)	(.14)	(.14)	(.12)	(.09)	(.04)
Distributions from net realized gain	(3.23)	–	(.01)	–	–	–
Total distributions	(3.27)	(.14)	(.15)	(.12)	(.09)	(.04)
Net asset value, end of period	$13.96	$15.86	$14.64	$15.28	$14.46	$11.18
Total ReturnC,D,E	9.49%	9.27%	(3.19)%	6.51%	30.18%	27.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	.94%H	.92%	.92%	.92%	.93%	.94%
Expenses net of fee waivers, if any	.94%H	.92%	.92%	.92%	.93%	.94%
Expenses net of all reductions	.93%H	.92%	.92%	.92%	.93%	.93%
Net investment income (loss)	1.33%H	1.31%	.94%	.78%	.69%	.47%B
Supplemental Data
Net assets, end of period (000 omitted)	$202,749	$187,876	$186,853	$220,494	$215,780	$155,316
Portfolio turnover rateI	70%H	108%	25%	9%	28%	27%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .01%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Value Strategies Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.69	$14.47	$15.12	$14.31	$11.06	$8.74
Income from Investment Operations
Net investment income (loss)A	.10	.22	.17	.14	.11	.06B
Net realized and unrealized gain (loss)	1.26	1.16	(.64)	.82	3.25	2.32
Total from investment operations	1.36	1.38	(.47)	.96	3.36	2.38
Distributions from net investment income	(.04)	(.16)	(.17)	(.15)	(.11)	(.06)
Distributions from net realized gain	(3.23)	–	(.01)	–	–	–
Total distributions	(3.27)	(.16)	(.18)	(.15)	(.11)	(.06)
Net asset value, end of period	$13.78	$15.69	$14.47	$15.12	$14.31	$11.06
Total ReturnC,D,E	9.56%	9.53%	(3.07)%	6.67%	30.45%	27.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%H	.75%	.75%	.76%	.76%	.78%
Expenses net of fee waivers, if any	.77%H	.75%	.75%	.76%	.76%	.78%
Expenses net of all reductions	.76%H	.75%	.75%	.75%	.76%	.76%
Net investment income (loss)	1.49%H	1.48%	1.11%	.94%	.86%	.64%B
Supplemental Data
Net assets, end of period (000 omitted)	$117,459	$117,276	$126,007	$110,755	$115,468	$77,935
Portfolio turnover rateI	70%H	108%	25%	9%	28%	27%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .17%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

VIP Value Strategies Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$68,225,466
Gross unrealized depreciation	(7,076,327)
Net unrealized appreciation (depreciation) on securities	$61,149,139
Tax cost	$382,949,939

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $149,687,993 and $171,215,251, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$11,245
Service Class 2	247,629
$258,874

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$31,448
Service Class	7,422
Service Class 2	65,374
Investor Class	85,418
$189,662

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,594 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$3,551,167.81%		$995

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $726 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,933. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $14,844 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,947.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Initial Class	$243,848	$1,028,891
Service Class	55,127	219,057
Service Class 2	424,385	1,628,779
Investor Class	283,098	1,299,824
Total	$1,006,458	$4,176,551
From net realized gain
Initial Class	$18,764,674	$–
Service Class	4,454,263	–
Service Class 2	38,100,382	–
Investor Class	22,874,293	–
Total	$84,193,612	$–

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Initial Class
Shares sold	341,708	821,158	$4,845,122	$11,762,517
Reinvestment of distributions	1,429,212	64,548	19,008,522	1,028,891
Shares redeemed	(918,445)	(1,749,152)	(13,039,813)	(25,984,549)
Net increase (decrease)	852,475	(863,446)	$10,813,831	$(13,193,141)
Service Class
Shares sold	36,017	80,499	$501,746	$1,151,667
Reinvestment of distributions	339,818	13,768	4,509,390	219,057
Shares redeemed	(139,261)	(281,967)	(1,930,963)	(4,123,665)
Net increase (decrease)	236,574	(187,700)	$3,080,173	$(2,752,941)
Service Class 2
Shares sold	696,990	1,130,913	$9,908,599	$16,766,591
Reinvestment of distributions	2,874,983	101,545	38,524,767	1,628,779
Shares redeemed	(895,191)	(2,155,697)	(12,743,248)	(31,103,249)
Net increase (decrease)	2,676,782	(923,239)	$35,690,118	$(12,707,879)
Investor Class
Shares sold	396,614	1,395,785	$5,545,553	$20,122,693
Reinvestment of distributions	1,751,694	81,956	23,157,391	1,299,824
Shares redeemed	(1,099,986)	(2,709,498)	(16,011,085)	(40,339,732)
Net increase (decrease)	1,048,322	(1,231,757)	$12,691,859	$(18,917,215)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 32% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 33% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Initial Class	.69%
Actual		$1,000.00	$1,096.00	$3.59
Hypothetical-C		$1,000.00	$1,021.37	$3.46
Service Class	.79%
Actual		$1,000.00	$1,095.30	$4.10
Hypothetical-C		$1,000.00	$1,020.88	$3.96
Service Class 2.94%
Actual		$1,000.00	$1,094.90	$4.88
Hypothetical-C		$1,000.00	$1,020.13	$4.71
Investor Class	.77%
Actual		$1,000.00	$1,095.60	$4.00
Hypothetical-C		$1,000.00	$1,020.98	$3.86

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPVS-SANN-0817
1.774744.115

Fidelity® Variable Insurance Products: Growth & Income Portfolio Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.(a)	3.4	4.0
Microsoft Corp.	3.4	3.3
JPMorgan Chase & Co.(a)	3.4	4.2
Citigroup, Inc.(a)	3.2	3.1
Apple, Inc.(a)	2.8	3.1
General Electric Co.(a)	2.4	2.7
State Street Corp.(a)	2.0	1.6
Alphabet, Inc. Class A	1.9	1.5
Comcast Corp. Class A	1.9	1.8
Wells Fargo & Co.	1.8	1.5
	26.2

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.2	25.5
Information Technology	16.7	16.8
Health Care	14.2	12.2
Energy	11.9	12.9
Industrials	11.8	11.4

Asset Allocation (% of fund's net assets)

As of June 30, 2017*,**
Stocks	98.6%
Bonds	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 10.0%

 ** Written options - (0.1)%

As of December 31, 2016*,**
Stocks	98.7%
Bonds	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 9.8%

 ** Written options - (0.5)%

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 6.6%
Automobiles - 0.1%
General Motors Co.	39,000	$1,362,270
Hotels, Restaurants & Leisure - 0.2%
Cedar Fair LP (depositary unit)	6,000	432,600
DineEquity, Inc.	21,300	938,265
Dunkin' Brands Group, Inc.	10,300	567,736
Marriott International, Inc. Class A	2,700	270,837
		2,209,438
Leisure Products - 0.0%
NJOY, Inc. (a)(b)	95,072	1
Media - 4.0%
Comcast Corp. Class A	632,362	24,611,529
Omnicom Group, Inc.	9,000	746,100
Scripps Networks Interactive, Inc. Class A	76,455	5,222,641
The Walt Disney Co.	80,200	8,521,250
Time Warner, Inc.	100,249	10,066,002
Viacom, Inc. Class B (non-vtg.)	101,500	3,407,355
		52,574,877
Multiline Retail - 0.7%
Dollar General Corp.	26,700	1,924,803
Target Corp.	132,877	6,948,138
		8,872,941
Specialty Retail - 1.5%
L Brands, Inc.	98,700	5,318,943
Lowe's Companies, Inc.	135,817	10,529,892
TJX Companies, Inc.	51,600	3,723,972
		19,572,807
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp.	29,800	1,716,480

TOTAL CONSUMER DISCRETIONARY		86,308,814

CONSUMER STAPLES - 7.2%
Beverages - 2.7%
Coca-Cola European Partners PLC	24,700	1,004,549
Cott Corp.	20,100	290,309
Dr. Pepper Snapple Group, Inc.	39,500	3,598,845
Molson Coors Brewing Co. Class B	96,500	8,331,810
PepsiCo, Inc.	28,043	3,238,686
The Coca-Cola Co.	429,753	19,274,422
		35,738,621
Food & Staples Retailing - 1.6%
Costco Wholesale Corp. (c)	5,200	831,636
CVS Health Corp.	116,264	9,354,601
Kroger Co.	238,800	5,568,816
Wal-Mart Stores, Inc.	59,000	4,465,120
		20,220,173
Food Products - 0.2%
B&G Foods, Inc. Class A	42,900	1,527,240
Snyders-Lance, Inc.	16,200	560,844
		2,088,084
Household Products - 1.6%
Procter & Gamble Co.	235,350	20,510,753
Personal Products - 0.5%
Coty, Inc. Class A	141,600	2,656,416
Edgewell Personal Care Co. (a)	13,700	1,041,474
Unilever NV (NY Reg.)	62,500	3,454,375
		7,152,265
Tobacco - 0.6%
Altria Group, Inc.	108,300	8,065,101

TOTAL CONSUMER STAPLES		93,774,997

ENERGY - 11.9%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	60,300	3,286,953
National Oilwell Varco, Inc.	103,200	3,399,408
Oceaneering International, Inc.	124,525	2,844,151
Schlumberger Ltd.	14,547	957,774
		10,488,286
Oil, Gas & Consumable Fuels - 11.1%
Amyris, Inc.	82,980	263,876
Anadarko Petroleum Corp.	49,800	2,257,932
Apache Corp.	216,100	10,357,673
Cabot Oil & Gas Corp.	218,100	5,469,948
Cenovus Energy, Inc.	715,124	5,271,889
Chevron Corp.	214,318	22,359,797
ConocoPhillips Co.	492,500	21,650,300
Golar LNG Ltd.	109,900	2,445,275
Imperial Oil Ltd.	240,700	7,016,086
Kinder Morgan, Inc.	565,900	10,842,644
Legacy Reserves LP (a)	179,888	260,838
Phillips 66 Co.	12,500	1,033,625
Plains All American Pipeline LP	35,100	922,077
PrairieSky Royalty Ltd.	88,509	2,015,477
Suncor Energy, Inc.	726,060	21,214,076
Teekay LNG Partners LP	76,500	1,174,275
The Williams Companies, Inc.	683,690	20,702,133
Williams Partners LP	247,305	9,919,404
		145,177,325

TOTAL ENERGY		155,665,611

FINANCIALS - 24.2%
Banks - 16.2%
Bank of America Corp. (c)	1,833,932	44,491,188
Citigroup, Inc. (c)	628,318	42,021,908
Comerica, Inc. (c)	66,700	4,885,108
JPMorgan Chase & Co. (c)	481,832	44,039,445
M&T Bank Corp.	35,400	5,733,030
PNC Financial Services Group, Inc.	87,372	10,910,142
Regions Financial Corp. (c)	395,400	5,788,656
SunTrust Banks, Inc. (c)	292,764	16,605,574
U.S. Bancorp	256,598	13,322,568
Wells Fargo & Co.	418,069	23,165,203
		210,962,822
Capital Markets - 7.4%
Apollo Global Management LLC Class A	98,300	2,600,035
CBOE Holdings, Inc.	54,200	4,953,880
Charles Schwab Corp.	206,284	8,861,961
Federated Investors, Inc. Class B (non-vtg.)	9,600	271,200
Goldman Sachs Group, Inc.	20,800	4,615,520
KKR & Co. LP	390,793	7,268,750
Morgan Stanley	225,783	10,060,890
Northern Trust Corp. (c)	136,745	13,292,981
Oaktree Capital Group LLC Class A	43,900	2,045,740
S&P Global, Inc.	38,100	5,562,219
State Street Corp. (c)	296,979	26,647,926
TD Ameritrade Holding Corp.	10,100	434,199
The Blackstone Group LP	292,300	9,748,205
		96,363,506
Insurance - 0.4%
Marsh & McLennan Companies, Inc.	61,542	4,797,814
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. (a)	46,400	519,680
Radian Group, Inc.	159,350	2,605,373
		3,125,053

TOTAL FINANCIALS		315,249,195

HEALTH CARE - 13.9%
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (a)	54,700	6,655,349
Amgen, Inc.	114,644	19,745,136
Biogen, Inc. (a)	12,400	3,364,864
Gilead Sciences, Inc.	76,500	5,414,670
Intercept Pharmaceuticals, Inc. (a)	12,858	1,556,718
Shire PLC sponsored ADR	17,500	2,892,225
Vertex Pharmaceuticals, Inc. (a)	4,000	515,480
		40,144,442
Health Care Equipment & Supplies - 2.0%
Becton, Dickinson & Co.	3,500	682,885
Boston Scientific Corp. (a)	101,100	2,802,492
Fisher & Paykel Healthcare Corp.	48,320	405,432
Medtronic PLC	154,285	13,692,794
Meridian Bioscience, Inc.	22,200	349,650
ResMed, Inc.	18,000	1,401,660
Steris PLC	21,800	1,776,700
Zimmer Biomet Holdings, Inc.	40,100	5,148,840
		26,260,453
Health Care Providers & Services - 2.9%
Aetna, Inc.	13,200	2,004,156
Anthem, Inc.	39,600	7,449,948
Cardinal Health, Inc.	13,200	1,028,544
Cigna Corp.	42,500	7,114,075
Humana, Inc.	20,600	4,956,772
McKesson Corp.	45,988	7,566,866
Patterson Companies, Inc.	73,143	3,434,064
UnitedHealth Group, Inc.	24,700	4,579,874
		38,134,299
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	27,500	1,631,025
Pharmaceuticals - 5.7%
Allergan PLC	9,000	2,187,810
AstraZeneca PLC sponsored ADR	81,500	2,778,335
Bayer AG	13,300	1,723,816
Bristol-Myers Squibb Co.	145,600	8,112,832
GlaxoSmithKline PLC sponsored ADR	504,594	21,758,093
Innoviva, Inc. (a)	43,800	560,640
Johnson & Johnson	173,259	22,920,433
Novartis AG sponsored ADR	6,325	527,948
Sanofi SA	43,456	4,163,953
Teva Pharmaceutical Industries Ltd. sponsored ADR	293,403	9,746,848
		74,480,708

TOTAL HEALTH CARE		180,650,927

INDUSTRIALS - 11.7%
Aerospace & Defense - 2.5%
General Dynamics Corp.	17,700	3,506,370
Meggitt PLC	38,842	241,263
Rolls-Royce Holdings PLC	247,300	2,868,340
The Boeing Co. (c)	46,617	9,218,512
United Technologies Corp.	132,687	16,202,410
		32,036,895
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	76,000	5,219,680
Expeditors International of Washington, Inc.	56,900	3,213,712
United Parcel Service, Inc. Class B	113,372	12,537,809
		20,971,201
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	25,500	1,070,235
Ritchie Brothers Auctioneers, Inc.	19,100	548,786
		1,619,021
Construction & Engineering - 0.1%
Fluor Corp.	20,600	943,068
Electrical Equipment - 0.7%
Acuity Brands, Inc.	10,800	2,195,424
AMETEK, Inc.	64,000	3,876,480
Hubbell, Inc. Class B	33,179	3,754,867
		9,826,771
Industrial Conglomerates - 2.4%
General Electric Co. (c)	1,143,850	30,895,389
Machinery - 0.8%
Burckhardt Compression Holding AG (d)	2,070	593,649
Donaldson Co., Inc.	35,300	1,607,562
Flowserve Corp.	106,600	4,949,438
IMI PLC	12,600	196,110
Wabtec Corp.	33,700	3,083,550
		10,430,309
Professional Services - 0.3%
Intertrust NV	74,900	1,518,888
Nielsen Holdings PLC	77,000	2,976,820
		4,495,708
Road & Rail - 2.5%
CSX Corp. (c)	240,747	13,135,156
J.B. Hunt Transport Services, Inc.	103,682	9,474,461
Norfolk Southern Corp.	47,893	5,828,578
Union Pacific Corp.	36,800	4,007,888
		32,446,083
Trading Companies & Distributors - 0.7%
Fastenal Co.	59,100	2,572,623
Howden Joinery Group PLC	40,900	216,863
W.W. Grainger, Inc.	2,300	415,219
Watsco, Inc.	34,992	5,395,766
		8,600,471

TOTAL INDUSTRIALS		152,264,916

INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 1.5%
Cisco Systems, Inc. (c)	618,204	19,349,785
Electronic Equipment & Components - 0.1%
Avnet, Inc.	20,800	808,704
Philips Lighting NV	22,800	841,646
		1,650,350
Internet Software & Services - 3.4%
Alphabet, Inc.:
Class A (a)	26,818	24,932,158
Class C (a)	21,783	19,794,866
		44,727,024
IT Services - 3.6%
Accenture PLC Class A	25,800	3,190,944
Amdocs Ltd.	25,800	1,663,068
Cognizant Technology Solutions Corp. Class A	2,000	132,800
MasterCard, Inc. Class A	84,810	10,300,175
Paychex, Inc.	221,931	12,636,751
Unisys Corp. (a)	214,196	2,741,709
Visa, Inc. Class A	175,876	16,493,651
		47,159,098
Semiconductors & Semiconductor Equipment - 1.7%
Qualcomm, Inc.	387,461	21,395,596
Software - 3.5%
Microsoft Corp.	645,113	44,467,639
Oracle Corp.	25,491	1,278,119
		45,745,758
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc. (c)	249,458	35,926,941
Western Digital Corp. (c)	21,900	1,940,340
		37,867,281

TOTAL INFORMATION TECHNOLOGY		217,894,892

MATERIALS - 3.0%
Chemicals - 2.4%
CF Industries Holdings, Inc.	110,900	3,100,764
E.I. du Pont de Nemours & Co.	44,452	3,587,721
LyondellBasell Industries NV Class A	77,100	6,506,469
Monsanto Co.	77,919	9,222,493
Potash Corp. of Saskatchewan, Inc. (d)	334,100	5,448,963
The Scotts Miracle-Gro Co. Class A	2,100	187,866
W.R. Grace & Co.	47,800	3,442,078
		31,496,354
Containers & Packaging - 0.6%
Ball Corp.	84,800	3,579,408
Graphic Packaging Holding Co.	13,100	180,518
WestRock Co.	68,500	3,881,210
		7,641,136
Metals & Mining - 0.0%
Reliance Steel & Aluminum Co.	6,400	465,984

TOTAL MATERIALS		39,603,474

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	15,800	2,090,656
CoreSite Realty Corp.	7,100	735,063
Crown Castle International Corp.	57,300	5,740,314
First Potomac Realty Trust	8,800	97,768
Omega Healthcare Investors, Inc.	23,200	766,064
Public Storage	15,800	3,294,774
Sabra Health Care REIT, Inc.	37,400	901,340
		13,625,979
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	288,280	12,874,585
UTILITIES - 1.0%
Electric Utilities - 1.0%
Exelon Corp.	321,800	11,607,326
PPL Corp.	38,300	1,480,678
		13,088,004
TOTAL COMMON STOCKS
(Cost $942,345,501)		1,281,001,394

Preferred Stocks - 0.4%
Convertible Preferred Stocks - 0.4%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. Series A 6.125%	37,600	2,052,584
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%	30,400	1,927,360
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 7.00%	11,300	693,368

TOTAL CONVERTIBLE PREFERRED STOCKS		4,673,312

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)	43,011,370	56,020
TOTAL PREFERRED STOCKS
(Cost $5,175,358)		4,729,332
	Principal Amount(e)	Value

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19(f)
(Cost $1,175,020)	EUR 1,100,000	1,531,145
	Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 1.10% (g)	27,063,612	27,069,025
Fidelity Securities Lending Cash Central Fund 1.09% (g)(h)	5,710,552	5,711,123
TOTAL MONEY MARKET FUNDS
(Cost $32,779,023)		32,780,148
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $981,474,902)		1,320,042,019
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(15,443,378)
NET ASSETS - 100%		$1,304,598,641

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Apple, Inc.	7/21/17 - $155.00	137	$14,564	$(2,740)
Apple, Inc.	8/18/17 - $165.00	124	25,543	(4,030)
Bank of America Corp.	7/21/17 - $26.00	1,792	50,175	(13,440)
Bank of America Corp.	8/18/17 - $26.00	1,805	30,684	(44,223)
Cisco Systems, Inc.	10/20/17 - $33.00	615	35,029	(30,135)
Citigroup, Inc.	8/18/17 - $65.00	1,228	169,853	(362,874)
Comerica, Inc.	7/21/17 - $72.50	651	168,626	(155,263)
Costco Wholesale Corp.	10/20/17 - $178.00	52	23,763	(6,370)
CSX Corp.	7/21/17 - $52.50	361	55,593	(106,134)
General Electric Co.	9/15/17 - $31.00	1,713	40,255	(6,852)
JPMorgan Chase & Co.	7/21/17 - $95.00	476	22,857	(12,614)
JPMorgan Chase & Co.	8/18/17 - $90.00	480	45,609	(138,240)
Northern Trust Corp.	10/20/17 - $105.00	134	16,281	(18,760)
Regions Financial Corp.	8/18/17 - $16.00	352	4,928	(5,632)
State Street Corp.	8/18/17 - $85.00	433	59,385	(264,130)
SunTrust Banks, Inc.	7/21/17 - $65.00	250	35,999	(1,250)
The Boeing Co.	7/21/17 - $185.00	111	54,611	(151,793)
Western Digital Corp.	7/21/17 - $92.50	182	42,223	(22,113)
TOTAL WRITTEN OPTIONS			$895,978	$(1,346,593)

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1 or 0.0% of net assets.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $54,485,683.

 (d) Security or a portion of the security is on loan at period end.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,531,145 or 0.1% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
NJOY, Inc.	2/14/14	$164,892

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$94,775
Fidelity Securities Lending Cash Central Fund	16,215
Total	$110,990

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$86,308,814	$86,308,813	$--	$1
Consumer Staples	93,774,997	93,774,997	--	--
Energy	155,665,611	155,665,611	--	--
Financials	315,249,195	315,249,195	--	--
Health Care	182,703,511	174,763,158	7,940,353	--
Industrials	154,248,296	149,452,596	4,795,700	--
Information Technology	217,894,892	217,894,892	--	--
Materials	39,603,474	39,603,474	--	--
Real Estate	13,625,979	13,625,979	--	--
Telecommunication Services	12,874,585	12,874,585	--	--
Utilities	13,781,372	13,088,004	693,368	--
Corporate Bonds	1,531,145	--	1,531,145	--
Money Market Funds	32,780,148	32,780,148	--	--
Total Investments in Securities:	$1,320,042,019	$1,305,081,452	$14,960,566	$1
Derivative Instruments:
Liabilities
Written Options	$(1,346,593)	$(1,346,593)	$--	$--
Total Liabilities	$(1,346,593)	$(1,346,593)	$--	$--
Total Derivative Instruments:	$(1,346,593)	$(1,346,593)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options(a)	$0	$(1,346,593)
Total Equity Risk	0	(1,346,593)
Total Value of Derivatives	$0	$(1,346,593)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	90.0%
Canada	3.0%
United Kingdom	2.5%
Ireland	1.5%
Netherlands	1.0%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,447,447) — See accompanying schedule: Unaffiliated issuers (cost $948,695,879)	$1,287,261,871
Fidelity Central Funds (cost $32,779,023)	32,780,148
Total Investments (cost $981,474,902)		$1,320,042,019
Cash		23,204
Foreign currency held at value (cost $17,314)		17,318
Receivable for investments sold		521,235
Receivable for fund shares sold		765,558
Dividends receivable		1,434,162
Interest receivable		42,790
Distributions receivable from Fidelity Central Funds		21,649
Other receivables		6,496
Total assets		1,322,874,431
Liabilities
Payable for investments purchased	$4,619,033
Payable for fund shares redeemed	5,843,882
Accrued management fee	482,435
Distribution and service plan fees payable	104,282
Written options, at value (premium received $895,978)	1,346,593
Other affiliated payables	127,077
Other payables and accrued expenses	41,369
Collateral on securities loaned	5,711,119
Total liabilities		18,275,790
Net Assets		$1,304,598,641
Net Assets consist of:
Paid in capital		$936,915,774
Undistributed net investment income		7,122,568
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		22,440,799
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		338,119,500
Net Assets		$1,304,598,641
Initial Class:
Net Asset Value, offering price and redemption price per share ($417,674,196 ÷ 19,949,022 shares)		$20.94
Service Class:
Net Asset Value, offering price and redemption price per share ($120,684,713 ÷ 5,813,823 shares)		$20.76
Service Class 2:
Net Asset Value, offering price and redemption price per share ($460,852,378 ÷ 22,496,789 shares)		$20.49
Investor Class:
Net Asset Value, offering price and redemption price per share ($305,387,354 ÷ 14,646,611 shares)		$20.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends		$14,272,868
Interest		181,861
Income from Fidelity Central Funds		110,990
Total income		14,565,719
Expenses
Management fee	$2,790,151
Transfer agent fees	535,739
Distribution and service plan fees	574,334
Accounting and security lending fees	201,243
Custodian fees and expenses	32,281
Independent trustees' fees and expenses	2,422
Audit	37,198
Legal	3,055
Miscellaneous	5,127
Total expenses before reductions	4,181,550
Expense reductions	(19,308)	4,162,242
Net investment income (loss)		10,403,477
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,051,689
Fidelity Central Funds	(1,460)
Foreign currency transactions	(5,459)
Written options	1,129,114
Total net realized gain (loss)		29,173,884
Change in net unrealized appreciation (depreciation) on: Investment securities	25,517,569
Assets and liabilities in foreign currencies	11,111
Written options	4,424,360
Total change in net unrealized appreciation (depreciation)		29,953,040
Net gain (loss)		59,126,924
Net increase (decrease) in net assets resulting from operations		$69,530,401

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,403,477	$18,088,807
Net realized gain (loss)	29,173,884	20,057,226
Change in net unrealized appreciation (depreciation)	29,953,040	113,422,450
Net increase (decrease) in net assets resulting from operations	69,530,401	151,568,483
Distributions to shareholders from net investment income	(1,018,201)	(17,117,243)
Distributions to shareholders from net realized gain	(21,921,857)	(60,942,871)
Total distributions	(22,940,058)	(78,060,114)
Share transactions - net increase (decrease)	127,562,075	41,331,938
Total increase (decrease) in net assets	174,152,418	114,840,307
Net Assets
Beginning of period	1,130,446,223	1,015,605,916
End of period	$1,304,598,641	$1,130,446,223
Other Information
Undistributed net investment income end of period	$7,122,568	$–
Distributions in excess of net investment income end of period	$–	$(2,262,708)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Growth & Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$20.15	$18.88	$20.78	$19.14	$14.59	$12.59
Income from Investment Operations
Net investment income (loss)A	.18	.35	.40	.38	.33	.32
Net realized and unrealized gain (loss)	1.00	2.38	(.86)	1.63	4.55	2.01
Total from investment operations	1.18	2.73	(.46)	2.01	4.88	2.33
Distributions from net investment income	(.02)	(.32)	(.42)B	(.36)	(.33)	(.33)
Distributions from net realized gain	(.37)	(1.14)	(1.01)B	(.01)	–	(.01)
Total distributions	(.39)	(1.46)	(1.44)C	(.37)	(.33)	(.33)D
Net asset value, end of period	$20.94	$20.15	$18.88	$20.78	$19.14	$14.59
Total ReturnE,F,G	5.90%	16.08%	(2.27)%	10.47%	33.56%	18.56%
Ratios to Average Net AssetsH,I
Expenses before reductions	.56%J	.56%	.56%	.57%	.57%	.59%
Expenses net of fee waivers, if any	.56%J	.56%	.56%	.57%	.57%	.59%
Expenses net of all reductions	.55%J	.56%	.56%	.57%	.57%	.58%
Net investment income (loss)	1.77%J	1.91%	1.99%	1.90%	1.92%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$417,674	$375,639	$370,704	$406,311	$385,028	$300,330
Portfolio turnover rateK	32%J	34%	35%	45%	48%	54%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.44 per share is comprised of distributions from net investment income of $.422 and distributions from net realized gain of $1.013 per share.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.327 and distributions from net realized gain of $.007 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Growth & Income Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.99	$18.75	$20.64	$19.01	$14.49	$12.51
Income from Investment Operations
Net investment income (loss)A	.17	.33	.37	.36	.31	.31
Net realized and unrealized gain (loss)	.98	2.35	(.85)	1.62	4.53	1.99
Total from investment operations	1.15	2.68	(.48)	1.98	4.84	2.30
Distributions from net investment income	(.02)	(.31)	(.40)B	(.34)	(.32)	(.31)
Distributions from net realized gain	(.37)	(1.14)	(1.01)B	(.01)	–	(.01)
Total distributions	(.38)C	(1.44)D	(1.41)	(.35)	(.32)	(.32)
Net asset value, end of period	$20.76	$19.99	$18.75	$20.64	$19.01	$14.49
Total ReturnE,F,G	5.83%	15.94%	(2.35)%	10.39%	33.46%	18.40%
Ratios to Average Net AssetsH,I
Expenses before reductions	.66%J	.66%	.66%	.66%	.67%	.68%
Expenses net of fee waivers, if any	.66%J	.66%	.66%	.66%	.67%	.68%
Expenses net of all reductions	.65%J	.66%	.66%	.66%	.67%	.67%
Net investment income (loss)	1.67%J	1.81%	1.89%	1.80%	1.82%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$120,685	$119,952	$116,035	$135,893	$139,248	$118,185
Portfolio turnover rateK	32%J	34%	35%	45%	48%	54%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.017 and distributions from net realized gain of $.366 per share.

 D Total distributions of $1.44 per share is comprised of distributions from net investment income of $.308 and distributions from net realized gain of $1.135 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Growth & Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.74	$18.54	$20.43	$18.82	$14.35	$12.39
Income from Investment Operations
Net investment income (loss)A	.15	.30	.34	.32	.28	.28
Net realized and unrealized gain (loss)	.98	2.33	(.85)	1.61	4.48	1.98
Total from investment operations	1.13	2.63	(.51)	1.93	4.76	2.26
Distributions from net investment income	(.01)	(.29)	(.37)B	(.31)	(.29)	(.29)
Distributions from net realized gain	(.37)	(1.14)	(1.01)B	(.01)	–	(.01)
Total distributions	(.38)	(1.43)	(1.38)	(.32)	(.29)	(.30)
Net asset value, end of period	$20.49	$19.74	$18.54	$20.43	$18.82	$14.35
Total ReturnC,D,E	5.78%	15.81%	(2.54)%	10.23%	33.25%	18.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	.81%H	.81%	.81%	.81%	.82%	.83%
Expenses net of fee waivers, if any	.80%H	.81%	.81%	.81%	.82%	.83%
Expenses net of all reductions	.80%H	.81%	.81%	.81%	.82%	.82%
Net investment income (loss)	1.52%H	1.66%	1.74%	1.65%	1.67%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$460,852	$356,194	$290,102	$330,608	$342,586	$285,693
Portfolio turnover rateI	32%H	34%	35%	45%	48%	54%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Growth & Income Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$20.07	$18.82	$20.71	$19.09	$14.55	$12.56
Income from Investment Operations
Net investment income (loss)A	.17	.33	.38	.36	.32	.31
Net realized and unrealized gain (loss)	.99	2.37	(.85)	1.62	4.54	2.01
Total from investment operations	1.16	2.70	(.47)	1.98	4.86	2.32
Distributions from net investment income	(.02)	(.31)	(.40)B	(.35)	(.32)	(.32)
Distributions from net realized gain	(.37)	(1.14)	(1.01)B	(.01)	–	(.01)
Total distributions	(.38)C	(1.45)	(1.42)D	(.36)	(.32)	(.33)
Net asset value, end of period	$20.85	$20.07	$18.82	$20.71	$19.09	$14.55
Total ReturnE,F,G	5.86%	15.96%	(2.32)%	10.33%	33.52%	18.46%
Ratios to Average Net AssetsH,I
Expenses before reductions	.64%J	.64%	.64%	.65%	.65%	.67%
Expenses net of fee waivers, if any	.64%J	.64%	.64%	.65%	.65%	.67%
Expenses net of all reductions	.63%J	.64%	.64%	.64%	.65%	.66%
Net investment income (loss)	1.69%J	1.83%	1.91%	1.82%	1.84%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$305,387	$278,661	$238,765	$259,462	$192,195	$95,689
Portfolio turnover rateK	32%J	34%	35%	45%	48%	54%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.366 per share.

 D Total distributions of $1.42 per share is comprised of distributions from net investment income of $.404 and distributions from net realized gain of $1.013 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

VIP Growth & Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, certain conversion ratio adjustments, partnerships, security level mergers and exchanges and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$387,133,118
Gross unrealized depreciation	(54,477,517)
Net unrealized appreciation (depreciation) on securities	$332,655,601
Tax cost	$987,386,418

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

During the period, the Fund recognized net realized gain (loss) of $1,129,114 and a change in net unrealized appreciation (depreciation) of $4,424,360 related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	14,405	$916,325
Options Opened	28,751	2,277,237
Options Exercised	(15,060)	(1,109,783)
Options Closed	(4,545)	(266,488)
Options Expired	(12,655)	(921,313)
Outstanding at end of period	10,896	$895,978

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $312,916,569 and $195,171,497, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$60,509
Service Class 2	513,825
$574,334

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$137,910
Service Class	39,936
Service Class 2	135,650
Investor Class	222,243
$535,739

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,902 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,945 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $16,215, including $11 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $14,187 for the period.In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $73.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,048.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Initial Class	$408,325	$5,948,497
Service Class	100,808	1,825,191
Service Class 2	246,544	5,114,614
Investor Class	262,524	4,228,941
Total	$1,018,201	$17,117,243
From net realized gain
Initial Class	$7,472,349	$22,208,671
Service Class	2,170,345	6,932,182
Service Class 2	6,941,167	17,563,645
Investor Class	5,337,996	14,238,373
Total	$21,921,857	$60,942,871

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Initial Class
Shares sold	2,817,960	1,795,563	$57,623,558	$33,082,383
Reinvestment of distributions	388,402	1,674,735	7,880,674	28,157,168
Shares redeemed	(1,899,947)	(4,462,581)	(39,163,025)	(82,426,585)
Net increase (decrease)	1,306,415	(992,283)	$26,341,207	$(21,187,034)
Service Class
Shares sold	127,215	212,574	$2,583,026	$3,929,712
Reinvestment of distributions	112,880	525,159	2,271,154	8,757,373
Shares redeemed	(427,656)	(926,473)	(8,719,382)	(16,914,248)
Net increase (decrease)	(187,561)	(188,740)	$(3,865,202)	$(4,227,163)
Service Class 2
Shares sold	5,631,559	5,989,891	$113,461,282	$111,049,985
Reinvestment of distributions	361,737	1,371,267	7,187,711	22,678,259
Shares redeemed	(1,540,612)	(4,961,413)	(31,045,324)	(90,185,943)
Net increase (decrease)	4,452,684	2,399,745	$89,603,669	$43,542,301
Investor Class
Shares sold	1,599,428	2,638,403	$32,738,479	$50,668,587
Reinvestment of distributions	277,116	1,097,665	5,600,521	18,467,314
Shares redeemed	(1,111,899)	(2,540,649)	(22,856,599)	(45,932,067)
Net increase (decrease)	764,645	1,195,419	$15,482,401	$23,203,834

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 28% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 36% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Initial Class	.56%
Actual		$1,000.00	$1,059.00	$2.86
Hypothetical-C		$1,000.00	$1,022.02	$2.81
Service Class	.66%
Actual		$1,000.00	$1,058.30	$3.37
Hypothetical-C		$1,000.00	$1,021.52	$3.31
Service Class 2.80%
Actual		$1,000.00	$1,057.80	$4.08
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Investor Class	.64%
Actual		$1,000.00	$1,058.60	$3.27
Hypothetical-C		$1,000.00	$1,021.62	$3.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPGI-SANN-0817
1.705698.119

Fidelity® Variable Insurance Products: Dynamic Capital Appreciation Portfolio Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.0	3.0
Las Vegas Sands Corp.	3.8	4.5
Adobe Systems, Inc.	3.3	3.5
Amgen, Inc.	3.0	2.6
CME Group, Inc.	2.9	4.1
Alphabet, Inc. Class C	2.8	0.9
Vertex Pharmaceuticals, Inc.	2.5	1.9
Goldman Sachs Group, Inc.	2.3	1.9
Altice NV Class A	2.3	1.3
Charter Communications, Inc. Class A	1.9	1.6
	28.8

Top Five Market Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.5	17.5
Consumer Discretionary	22.4	21.0
Financials	13.7	16.7
Health Care	13.6	16.5
Industrials	8.2	14.2

Asset Allocation (% of fund's net assets)

As of June 30, 2017*
Stocks	94.3%
Short-Term Investments and Net Other Assets (Liabilities)	5.7%

 * Foreign investments - 13.7%

As of December 31, 2016*
Stocks	98.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 14.5%

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
CONSUMER DISCRETIONARY - 22.4%
Diversified Consumer Services - 0.2%
DeVry, Inc.	9,320	$353,694
Hotels, Restaurants & Leisure - 7.7%
Carnival Corp.	4,200	275,394
Dalata Hotel Group PLC (a)	217,540	1,197,593
Las Vegas Sands Corp.	89,771	5,735,469
Marriott International, Inc. Class A	6,800	682,108
McDonald's Corp.	2,600	398,216
Penn National Gaming, Inc. (a)	7,800	166,920
Royal Caribbean Cruises Ltd.	2,100	229,383
Whitbread PLC	19,419	1,003,345
Wyndham Worldwide Corp.	19,043	1,912,108
		11,600,536
Household Durables - 0.3%
Newell Brands, Inc.	8,200	439,684
Internet & Direct Marketing Retail - 1.2%
Expedia, Inc.	1,300	193,635
Netflix, Inc. (a)	2,300	343,643
Priceline Group, Inc. (a)	700	1,309,364
		1,846,642
Leisure Products - 0.2%
Hasbro, Inc.	2,100	234,171
Media - 7.6%
Altice NV Class A (a)	152,461	3,517,493
Charter Communications, Inc. Class A (a)	8,500	2,863,225
Interpublic Group of Companies, Inc.	55,000	1,353,000
ITV PLC	456,332	1,078,150
The Walt Disney Co.	20,124	2,138,175
Viacom, Inc. Class B (non-vtg.)	15,000	503,550
		11,453,593
Multiline Retail - 2.7%
B&M European Value Retail S.A.	95,548	421,500
Dollar General Corp.	27,700	1,996,893
JC Penney Corp., Inc. (a)(b)	293,600	1,365,240
Macy's, Inc.	13,400	311,416
		4,095,049
Specialty Retail - 2.5%
AutoZone, Inc. (a)	2,000	1,140,920
Home Depot, Inc.	16,500	2,531,100
		3,672,020

TOTAL CONSUMER DISCRETIONARY		33,695,389

CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	4,784	765,105
Personal Products - 0.5%
Unilever NV (Certificaten Van Aandelen) (Bearer)	13,300	734,184
Tobacco - 0.2%
Imperial Tobacco Group PLC	7,117	319,660

TOTAL CONSUMER STAPLES		1,818,949

ENERGY - 2.3%
Energy Equipment & Services - 0.7%
Ensco PLC Class A	112,800	582,048
Shelf Drilling Ltd. (a)	31,800	251,391
U.S. Silica Holdings, Inc. (b)	6,500	230,685
		1,064,124
Oil, Gas & Consumable Fuels - 1.6%
ConocoPhillips Co.	15,000	659,400
Marathon Oil Corp.	100,300	1,188,555
Southwestern Energy Co. (a)	95,679	581,728
		2,429,683

TOTAL ENERGY		3,493,807

FINANCIALS - 13.7%
Banks - 3.1%
Bank of America Corp.	58,243	1,412,975
PNC Financial Services Group, Inc.	8,001	999,085
Wells Fargo & Co.	39,496	2,188,473
		4,600,533
Capital Markets - 10.2%
CBOE Holdings, Inc.	14,836	1,356,010
CME Group, Inc.	35,300	4,420,972
Goldman Sachs Group, Inc.	15,920	3,532,648
Legg Mason, Inc.	19,200	732,672
MarketAxess Holdings, Inc.	2,700	542,970
Moody's Corp.	2,300	279,864
Morgan Stanley	40,200	1,791,312
MSCI, Inc.	12,171	1,253,491
S&P Global, Inc.	10,000	1,459,900
		15,369,839
Consumer Finance - 0.2%
Synchrony Financial	10,300	307,146
Insurance - 0.2%
Willis Group Holdings PLC	2,100	305,466

TOTAL FINANCIALS		20,582,984

HEALTH CARE - 13.6%
Biotechnology - 8.1%
Alexion Pharmaceuticals, Inc. (a)	6,500	790,855
Amgen, Inc.	26,400	4,546,872
Celgene Corp. (a)	15,562	2,021,037
Regeneron Pharmaceuticals, Inc. (a)	2,100	1,031,394
Vertex Pharmaceuticals, Inc. (a)	29,200	3,763,004
		12,153,162
Health Care Equipment & Supplies - 2.5%
Abiomed, Inc. (a)	4,756	681,535
Align Technology, Inc. (a)	1,700	255,204
Edwards Lifesciences Corp. (a)	1,900	224,656
Hologic, Inc. (a)	30,498	1,383,999
Inogen, Inc. (a)	800	76,336
Intuitive Surgical, Inc. (a)	800	748,296
Varian Medical Systems, Inc. (a)	3,600	371,484
		3,741,510
Health Care Technology - 0.4%
Cerner Corp. (a)	10,331	686,702
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	9,300	551,583
Bio-Rad Laboratories, Inc. Class A (a)	1,300	294,203
ICON PLC (a)	4,200	410,718
Mettler-Toledo International, Inc. (a)	600	353,124
		1,609,628
Pharmaceuticals - 1.5%
Jazz Pharmaceuticals PLC (a)	7,400	1,150,700
The Medicines Company (a)(b)	30,000	1,140,300
		2,291,000

TOTAL HEALTH CARE		20,482,002

INDUSTRIALS - 8.2%
Aerospace & Defense - 0.6%
Rockwell Collins, Inc.	3,800	399,304
United Technologies Corp.	4,600	561,706
		961,010
Airlines - 1.2%
Air Canada (a)	84,400	1,131,147
Ryanair Holdings PLC sponsored ADR (a)	7,012	754,561
		1,885,708
Building Products - 0.8%
A.O. Smith Corp.	3,800	214,054
Allegion PLC	3,200	259,584
Kingspan Group PLC (Ireland)	23,682	812,940
		1,286,578
Commercial Services & Supplies - 0.2%
Cintas Corp.	1,900	239,476
Electrical Equipment - 0.5%
Rockwell Automation, Inc.	4,400	712,624
Machinery - 3.3%
AGCO Corp.	1,100	74,129
Cummins, Inc.	4,700	762,434
Deere & Co.	5,600	692,104
Graco, Inc.	3,200	349,696
Illinois Tool Works, Inc.	1,900	272,175
Manitowoc Co., Inc. (a)	60,596	364,182
Nordson Corp.	2,479	300,752
PACCAR, Inc.	3,700	244,348
Parker Hannifin Corp.	3,900	623,298
Pentair PLC	16,300	1,084,602
Stanley Black & Decker, Inc.	1,500	211,095
		4,978,815
Marine - 0.6%
Irish Continental Group PLC unit	166,000	963,152
Professional Services - 0.3%
IHS Markit Ltd. (a)	8,900	391,956
Road & Rail - 0.4%
Norfolk Southern Corp.	4,500	547,650
Trading Companies & Distributors - 0.3%
GATX Corp. (b)	6,184	397,446

TOTAL INDUSTRIALS		12,364,415

INFORMATION TECHNOLOGY - 24.5%
Electronic Equipment & Components - 0.9%
Cognex Corp.	4,200	356,580
Coherent, Inc. (a)	1,300	292,487
IPG Photonics Corp. (a)	932	135,233
Zebra Technologies Corp. Class A (a)	6,400	643,328
		1,427,628
Internet Software & Services - 4.8%
Alphabet, Inc. Class C (a)	4,600	4,180,158
Facebook, Inc. Class A (a)	18,211	2,749,497
VeriSign, Inc. (a)	2,700	250,992
		7,180,647
IT Services - 2.8%
Fiserv, Inc. (a)	2,600	318,084
Gartner, Inc. (a)	3,800	469,338
Global Payments, Inc.	7,512	678,484
PayPal Holdings, Inc. (a)	44,400	2,382,948
Visa, Inc. Class A	4,000	375,120
		4,223,974
Semiconductors & Semiconductor Equipment - 4.2%
ASML Holding NV	4,410	574,667
Broadcom Ltd.	1,800	419,490
Cypress Semiconductor Corp.	33,200	453,180
KLA-Tencor Corp.	12,758	1,167,485
Qorvo, Inc. (a)	6,200	392,584
Qualcomm, Inc.	18,832	1,039,903
Skyworks Solutions, Inc.	3,800	364,610
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	15,300	534,888
Texas Instruments, Inc.	17,500	1,346,275
		6,293,082
Software - 7.4%
Adobe Systems, Inc. (a)	34,700	4,907,968
ANSYS, Inc. (a)	3,600	438,048
Autodesk, Inc. (a)	4,200	423,444
Electronic Arts, Inc. (a)	22,485	2,377,114
Microsoft Corp.	36,200	2,495,266
Take-Two Interactive Software, Inc. (a)	6,100	447,618
		11,089,458
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	41,519	5,979,569
NetApp, Inc.	17,600	704,880
		6,684,449

TOTAL INFORMATION TECHNOLOGY		36,899,238

MATERIALS - 6.5%
Chemicals - 3.6%
Albemarle Corp. U.S.	4,000	422,160
E.I. du Pont de Nemours & Co.	14,313	1,155,202
FMC Corp.	36,864	2,692,915
Sherwin-Williams Co.	1,900	666,824
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	13,469	444,746
		5,381,847
Construction Materials - 0.4%
Eagle Materials, Inc.	7,179	663,483
Containers & Packaging - 0.5%
Aptargroup, Inc.	4,798	416,754
Ball Corp.	7,400	312,354
		729,108
Metals& Mining - 2.0%
Freeport-McMoRan, Inc. (a)	89,596	1,076,048
Glencore Xstrata PLC	197,441	738,555
Rio Tinto PLC	26,900	1,139,264
		2,953,867

TOTAL MATERIALS		9,728,305

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Equinix, Inc.	1,100	472,076
TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
T-Mobile U.S., Inc. (a)	38,272	2,320,049
TOTAL COMMON STOCKS
(Cost $116,561,056)		141,857,214

Money Market Funds - 7.2%
Fidelity Cash Central Fund, 1.10% (c)	7,796,109	7,797,669
Fidelity Securities Lending Cash Central Fund 1.09% (c)(d)	3,004,967	3,005,267
TOTAL MONEY MARKET FUNDS
(Cost $10,802,770)		10,802,936
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $127,363,826)		152,660,150
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(2,209,201)
NET ASSETS - 100%		$150,450,949

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,795
Fidelity Securities Lending Cash Central Fund	21,515
Total	$30,310

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$33,695,389	$33,695,389	$--	$--
Consumer Staples	1,818,949	1,084,765	734,184	--
Energy	3,493,807	3,242,416	--	251,391
Financials	20,582,984	20,582,984	--	--
Health Care	20,482,002	20,482,002	--	--
Industrials	12,364,415	12,364,415	--	--
Information Technology	36,899,238	36,899,238	--	--
Materials	9,728,305	8,589,041	1,139,264	--
Real Estate	472,076	472,076	--	--
Telecommunication Services	2,320,049	2,320,049	--	--
Money Market Funds	10,802,936	10,802,936	--	--
Total Investments in Securities:	$152,660,150	$150,535,311	$1,873,448	$251,391

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.3%
Ireland	4.4%
Netherlands	3.3%
United Kingdom	2.8%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,913,044) — See accompanying schedule: Unaffiliated issuers (cost $116,561,056)	$141,857,214
Fidelity Central Funds (cost $10,802,770)	10,802,936
Total Investments (cost $127,363,826)		$152,660,150
Cash		239
Foreign currency held at value (cost $24,381)		24,381
Receivable for investments sold		2,079,559
Receivable for fund shares sold		1,881
Dividends receivable		55,588
Distributions receivable from Fidelity Central Funds		10,234
Other receivables		5,052
Total assets		154,837,084
Liabilities
Payable for investments purchased	$1,109,001
Payable for fund shares redeemed	143,514
Accrued management fee	69,493
Distribution and service plan fees payable	3,579
Other affiliated payables	20,999
Other payables and accrued expenses	35,049
Collateral on securities loaned	3,004,500
Total liabilities		4,386,135
Net Assets		$150,450,949
Net Assets consist of:
Paid in capital		$115,626,159
Undistributed net investment income		570,999
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,957,865
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		25,295,926
Net Assets		$150,450,949
Initial Class:
Net Asset Value, offering price and redemption price per share ($23,515,906 ÷ 1,799,829 shares)		$13.07
Service Class:
Net Asset Value, offering price and redemption price per share ($572,853 ÷ 44,295 shares)		$12.93
Service Class 2:
Net Asset Value, offering price and redemption price per share ($16,558,895 ÷ 1,301,568 shares)		$12.72
Investor Class:
Net Asset Value, offering price and redemption price per share ($109,803,295 ÷ 8,421,488 shares)		$13.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends		$1,186,464
Income from Fidelity Central Funds		30,310
Total income		1,216,774
Expenses
Management fee	$421,468
Transfer agent fees	96,567
Distribution and service plan fees	21,483
Accounting and security lending fees	30,343
Custodian fees and expenses	27,800
Independent trustees' fees and expenses	308
Audit	24,152
Legal	3,407
Miscellaneous	672
Total expenses before reductions	626,200
Expense reductions	(8,538)	617,662
Net investment income (loss)		599,112
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,126,030
Fidelity Central Funds	329
Foreign currency transactions	152
Total net realized gain (loss)		9,126,511
Change in net unrealized appreciation (depreciation) on: Investment securities	4,485,114
Assets and liabilities in foreign currencies	67
Total change in net unrealized appreciation (depreciation)		4,485,181
Net gain (loss)		13,611,692
Net increase (decrease) in net assets resulting from operations		$14,210,804

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$599,112	$1,590,420
Net realized gain (loss)	9,126,511	7,524,898
Change in net unrealized appreciation (depreciation)	4,485,181	(7,131,032)
Net increase (decrease) in net assets resulting from operations	14,210,804	1,984,286
Distributions to shareholders from net investment income	(462,874)	(1,308,115)
Distributions to shareholders from net realized gain	(7,180,189)	(8,053,857)
Total distributions	(7,643,063)	(9,361,972)
Share transactions - net increase (decrease)	(11,615,413)	(60,590,752)
Total increase (decrease) in net assets	(5,047,672)	(67,968,438)
Net Assets
Beginning of period	155,498,621	223,467,059
End of period	$150,450,949	$155,498,621
Other Information
Undistributed net investment income end of period	$570,999	$434,761

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Dynamic Capital Appreciation Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.53	$12.85	$13.56	$12.76	$10.02	$8.22
Income from Investment Operations
Net investment income (loss)A	.06	.12	.13	.06	.05	.07
Net realized and unrealized gain (loss)	1.12	.17	.04	1.30	3.70	1.80
Total from investment operations	1.18	.29	.17	1.36	3.75	1.87
Distributions from net investment income	(.04)	(.11)	(.12)	(.06)	(.04)	(.07)
Distributions from net realized gain	(.60)	(.49)	(.77)	(.50)	(.97)	–
Total distributions	(.64)	(.61)B	(.88)C	(.56)	(1.01)	(.07)
Net asset value, end of period	$13.07	$12.53	$12.85	$13.56	$12.76	$10.02
Total ReturnD,E,F	9.68%	2.88%	1.30%	10.92%	38.53%	22.72%
Ratios to Average Net AssetsG,H
Expenses before reductions	.72%I	.71%	.70%	.72%	.77%	.82%
Expenses net of fee waivers, if any	.72%I	.71%	.70%	.72%	.77%	.82%
Expenses net of all reductions	.71%I	.70%	.69%	.71%	.76%	.80%
Net investment income (loss)	.86%I	.99%	.97%	.47%	.47%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$23,516	$25,141	$37,281	$38,705	$35,050	$21,049
Portfolio turnover rateJ	118%I	123%	129%	122%	136%	168%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.494 per share.

 C Total distributions of $.88 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.767 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Dynamic Capital Appreciation Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.41	$12.74	$13.45	$12.66	$9.95	$8.17
Income from Investment Operations
Net investment income (loss)A	.05	.11	.12	.05	.04	.07
Net realized and unrealized gain (loss)	1.11	.16	.03	1.29	3.67	1.78
Total from investment operations	1.16	.27	.15	1.34	3.71	1.85
Distributions from net investment income	(.04)	(.10)	(.10)	(.05)	(.03)	(.07)
Distributions from net realized gain	(.60)	(.49)	(.77)	(.50)	(.97)	–
Total distributions	(.64)	(.60)B	(.86)C	(.55)	(1.00)	(.07)
Net asset value, end of period	$12.93	$12.41	$12.74	$13.45	$12.66	$9.95
Total ReturnD,E,F	9.58%	2.76%	1.16%	10.88%	38.39%	22.61%
Ratios to Average Net AssetsG,H
Expenses before reductions	.82%I	.81%	.80%	.81%	.86%	.91%
Expenses net of fee waivers, if any	.82%I	.81%	.80%	.81%	.86%	.91%
Expenses net of all reductions	.81%I	.80%	.79%	.80%	.85%	.88%
Net investment income (loss)	.76%I	.89%	.87%	.37%	.38%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$573	$530	$642	$946	$518	$347
Portfolio turnover rateJ	118%I	123%	129%	122%	136%	168%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.60 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.494 per share.

 C Total distributions of $.86 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.767 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Dynamic Capital Appreciation Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.23	$12.56	$13.27	$12.50	$9.83	$8.08
Income from Investment Operations
Net investment income (loss)A	.04	.09	.09	.03	.03	.05
Net realized and unrealized gain (loss)	1.09	.16	.05	1.27	3.62	1.75
Total from investment operations	1.13	.25	.14	1.30	3.65	1.80
Distributions from net investment income	(.04)	(.09)	(.08)	(.03)	(.01)	(.05)
Distributions from net realized gain	(.60)	(.49)	(.77)	(.50)	(.97)	–
Total distributions	(.64)	(.58)	(.85)	(.53)	(.98)	(.05)
Net asset value, end of period	$12.72	$12.23	$12.56	$13.27	$12.50	$9.83
Total ReturnB,C,D	9.44%	2.66%	1.02%	10.66%	38.25%	22.25%
Ratios to Average Net AssetsE,F
Expenses before reductions	.97%G	.96%	.95%	.97%	1.02%	1.07%
Expenses net of fee waivers, if any	.97%G	.96%	.95%	.97%	1.01%	1.07%
Expenses net of all reductions	.96%G	.95%	.94%	.96%	1.00%	1.05%
Net investment income (loss)	.61%G	.74%	.72%	.22%	.22%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$16,559	$16,830	$20,128	$24,336	$24,512	$18,565
Portfolio turnover rateH	118%G	123%	129%	122%	136%	168%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Dynamic Capital Appreciation Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.51	$12.83	$13.54	$12.75	$10.01	$8.22
Income from Investment Operations
Net investment income (loss)A	.05	.11	.12	.05	.05	.07
Net realized and unrealized gain (loss)	1.12	.17	.04	1.29	3.69	1.78
Total from investment operations	1.17	.28	.16	1.34	3.74	1.85
Distributions from net investment income	(.04)	(.10)	(.11)	(.05)	(.04)	(.06)
Distributions from net realized gain	(.60)	(.49)	(.77)	(.50)	(.97)	–
Total distributions	(.64)	(.60)B	(.87)C	(.55)	(1.00)D	(.06)
Net asset value, end of period	$13.04	$12.51	$12.83	$13.54	$12.75	$10.01
Total ReturnE,F,G	9.59%	2.81%	1.22%	10.79%	38.52%	22.52%
Ratios to Average Net AssetsH,I
Expenses before reductions	.80%J	.79%	.78%	.79%	.84%	.90%
Expenses net of fee waivers, if any	.80%J	.79%	.78%	.79%	.84%	.90%
Expenses net of all reductions	.79%J	.78%	.77%	.79%	.83%	.87%
Net investment income (loss)	.78%J	.90%	.89%	.39%	.40%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$109,803	$112,998	$165,416	$142,646	$105,425	$37,037
Portfolio turnover rateK	118%J	123%	129%	122%	136%	168%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.60 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $.494 per share.

 C Total distributions of $.87 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.767 per share.

 D Total distributions of $1.00 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.967 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

VIP Dynamic Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$28,646,688
Gross unrealized depreciation	(3,477,630)
Net unrealized appreciation (depreciation) on securities	$25,169,058
Tax cost	$127,491,092

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $88,551,232 and $113,623,121, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$279
Service Class 2	21,204
$21,483

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$8,058
Service Class	184
Service Class 2	5,598
Investor Class	82,727
$96,567

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,968 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $268 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $134,967. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $21,515, including $304 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7,823 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $715.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Initial Class	$77,660	$227,944
Service Class	1,653	4,366
Service Class 2	46,422	120,531
Investor Class	337,139	955,274
Total	$462,874	$1,308,115
From net realized gain
Initial Class	$1,142,166	$1,329,712
Service Class	25,559	20,796
Service Class 2	799,777	764,648
Investor Class	5,212,687	5,938,701
Total	$7,180,189	$8,053,857

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Initial Class
Shares sold	29,397	59,307	$381,023	$723,273
Reinvestment of distributions	97,430	141,572	1,219,826	1,557,656
Shares redeemed	(333,105)	(1,095,052)	(4,291,644)	(13,190,380)
Net increase (decrease)	(206,278)	(894,173)	$(2,690,795)	$(10,909,451)
Service Class
Shares sold	590	417	$7,656	$5,102
Reinvestment of distributions	2,195	2,298	27,212	25,162
Shares redeemed	(1,218)	(10,325)	(15,353)	(128,470)
Net increase (decrease)	1,567	(7,610)	$19,515	$(98,206)
Service Class 2
Shares sold	28,405	126,153	$354,652	$1,469,996
Reinvestment of distributions	69,304	82,574	846,199	885,179
Shares redeemed	(172,483)	(434,340)	(2,168,757)	(5,103,920)
Net increase (decrease)	(74,774)	(225,613)	$(967,906)	$(2,748,745)
Investor Class
Shares sold	207,623	340,788	$2,658,213	$4,141,529
Reinvestment of distributions	443,986	628,496	5,549,826	6,893,975
Shares redeemed	(1,262,527)	(4,825,288)	(16,184,266)	(57,869,854)
Net increase (decrease)	(610,918)	(3,856,004)	$(7,976,227)	$(46,834,350)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 88% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Initial Class	.72%
Actual		$1,000.00	$1,096.80	$3.74
Hypothetical-C		$1,000.00	$1,021.22	$3.61
Service Class	.82%
Actual		$1,000.00	$1,095.80	$4.26
Hypothetical-C		$1,000.00	$1,020.73	$4.11
Service Class 2.97%
Actual		$1,000.00	$1,094.40	$5.04
Hypothetical-C		$1,000.00	$1,019.98	$4.86
Investor Class	.80%
Actual		$1,000.00	$1,095.90	$4.16
Hypothetical-C		$1,000.00	$1,020.83	$4.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPDCA-SANN-0817
1.761772.116

Fidelity® Variable Insurance Products: Balanced Portfolio Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.5	2.4
Autodesk, Inc.	1.8	1.6
Alphabet, Inc. Class C	1.6	1.8
Amazon.com, Inc.	1.4	1.3
Citigroup, Inc.	1.3	0.7
	8.6

Top Five Bond Issuers as of June 30, 2017

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	9.8	7.3
Fannie Mae	3.6	3.4
Freddie Mac	2.0	2.1
Ginnie Mae	1.1	0.4
Petroleos Mexicanos	0.6	0.7
	17.1

Top Five Market Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	14.3	12.5
Financials	14.0	15.5
Health Care	10.2	9.6
Consumer Discretionary	10.0	9.7
Industrials	6.9	6.8

Asset Allocation (% of fund's net assets)

As of June 30, 2017*
Stocks and Equity Futures	66.5%
Bonds	30.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%
Other Investments	0.5%

 * Foreign investments - 9.6%

As of December 31, 2016*
Stocks and Equity Futures	65.6%
Bonds	31.0%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%
Other Investments	0.5%

 * Foreign investments - 10.0%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.8%
Tesla, Inc. (a)	77,138	$27,893,872
Diversified Consumer Services - 0.3%
ServiceMaster Global Holdings, Inc. (a)	243,475	9,541,785
Hotels, Restaurants & Leisure - 0.9%
Hilton Grand Vacations, Inc. (a)	43,620	1,572,937
Las Vegas Sands Corp.	64,395	4,114,197
Marriott International, Inc. Class A	74,691	7,492,254
Park Hotels & Resorts, Inc.	98,155	2,646,259
Starbucks Corp.	111,990	6,530,137
U.S. Foods Holding Corp. (a)	40,100	1,091,522
Wyndham Worldwide Corp.	114,777	11,524,759
		34,972,065
Household Durables - 0.0%
PICO Holdings, Inc. (a)	48,568	849,940
Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc. (a)	54,010	52,281,680
Netflix, Inc. (a)	65,600	9,801,296
		62,082,976
Leisure Products - 0.3%
Hasbro, Inc.	54,600	6,088,446
Mattel, Inc.	249,400	5,369,582
		11,458,028
Media - 2.0%
Charter Communications, Inc. Class A (a)	60,164	20,266,243
Comcast Corp. Class A	344,990	13,427,011
DISH Network Corp. Class A (a)	14,700	922,572
Interpublic Group of Companies, Inc.	205,179	5,047,403
Manchester United PLC	107,600	1,748,500
MDC Partners, Inc. Class A	391,321	3,874,078
The Walt Disney Co.	260,100	27,635,625
		72,921,432
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	151,300	10,578,896
Specialty Retail - 2.0%
Home Depot, Inc.	190,208	29,177,907
L Brands, Inc.	200,494	10,804,622
Lowe's Companies, Inc.	120,500	9,342,365
O'Reilly Automotive, Inc. (a)	27,300	5,971,602
Ross Stores, Inc.	109,543	6,323,917
TJX Companies, Inc.	147,740	10,662,396
		72,282,809
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	347,530	20,504,270

TOTAL CONSUMER DISCRETIONARY		323,086,073

CONSUMER STAPLES - 6.0%
Beverages - 1.4%
Anheuser-Busch InBev SA NV	49,500	5,467,202
Coca-Cola European Partners PLC	6,559	266,755
Constellation Brands, Inc. Class A (sub. vtg.)	48,900	9,473,397
Molson Coors Brewing Co. Class B	14,800	1,277,832
Monster Beverage Corp. (a)	155,526	7,726,532
The Coca-Cola Co.	615,786	27,618,002
		51,829,720
Food & Staples Retailing - 1.1%
CVS Health Corp.	259,880	20,909,945
Kroger Co.	523,369	12,204,965
Rite Aid Corp. (a)	692,610	2,043,200
Walgreens Boots Alliance, Inc.	62,420	4,888,110
		40,046,220
Food Products - 0.4%
Blue Buffalo Pet Products, Inc. (a)	50,500	1,151,905
Bunge Ltd.	60,678	4,526,579
Mondelez International, Inc.	50,100	2,163,819
Post Holdings, Inc. (a)	3,800	295,070
The Hain Celestial Group, Inc. (a)	73,485	2,852,688
TreeHouse Foods, Inc. (a)	54,100	4,419,429
		15,409,490
Household Products - 0.4%
Colgate-Palmolive Co.	215,244	15,956,038
Kimberly-Clark Corp.	5,100	658,461
		16,614,499
Personal Products - 0.6%
Avon Products, Inc. (a)	755,600	2,871,280
Coty, Inc. Class A	293,604	5,508,011
Estee Lauder Companies, Inc. Class A	120,192	11,536,028
Unilever NV (Certificaten Van Aandelen) (Bearer)	23,100	1,275,162
		21,190,481
Tobacco - 2.1%
Altria Group, Inc.	95,608	7,119,928
British American Tobacco PLC sponsored ADR (b)	315,194	21,603,397
Philip Morris International, Inc.	264,056	31,013,377
Reynolds American, Inc.	240,657	15,652,331
		75,389,033

TOTAL CONSUMER STAPLES		220,479,443

ENERGY - 4.0%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	97,500	5,314,725
Dril-Quip, Inc. (a)	25,600	1,249,280
Hess Midstream Partners LP	54,900	1,118,313
NCS Multistage Holdings, Inc.	96,100	2,419,798
Oceaneering International, Inc.	47,700	1,089,468
Schlumberger Ltd.	213,100	14,030,504
		25,222,088
Oil, Gas & Consumable Fuels - 3.3%
Amyris, Inc.	9,766	31,056
Anadarko Petroleum Corp.	208,149	9,437,476
Black Stone Minerals LP	101,900	1,605,944
Cabot Oil & Gas Corp.	172,660	4,330,313
Callon Petroleum Co. (a)	231,700	2,458,337
Centennial Resource Development, Inc.:
Class A	81,400	1,287,748
Class A (c)	72,000	1,139,040
Chevron Corp.	100,900	10,526,897
Cimarex Energy Co.	43,985	4,135,030
ConocoPhillips Co.	304,200	13,372,632
Devon Energy Corp.	209,300	6,691,321
EOG Resources, Inc.	82,600	7,476,952
Extraction Oil & Gas, Inc.	99,974	1,344,650
Extraction Oil & Gas, Inc. (c)	76,712	1,031,776
Exxon Mobil Corp.	206,000	16,630,380
Newfield Exploration Co. (a)	158,800	4,519,448
Parsley Energy, Inc. Class A (a)	161,200	4,473,300
PDC Energy, Inc. (a)	60,000	2,586,600
Phillips 66 Co.	96,926	8,014,811
Pioneer Natural Resources Co.	44,400	7,085,352
PrairieSky Royalty Ltd.	135,334	3,081,750
Suncor Energy, Inc.	294,480	8,604,139
		119,864,952

TOTAL ENERGY		145,087,040

FINANCIALS - 9.6%
Banks - 4.4%
Allied Irish Banks PLC	367,500	2,077,714
Bank of America Corp.	1,707,487	41,423,635
Citigroup, Inc.	716,754	47,936,508
Huntington Bancshares, Inc.	1,630,638	22,046,226
JPMorgan Chase & Co.	228,300	20,866,620
PNC Financial Services Group, Inc.	155,600	19,429,772
SunTrust Banks, Inc.	97,900	5,552,888
Synovus Financial Corp.	35,742	1,581,226
		160,914,589
Capital Markets - 2.0%
Affiliated Managers Group, Inc.	11,600	1,923,976
BlackRock, Inc. Class A	35,472	14,983,728
CBOE Holdings, Inc.	68,225	6,235,765
E*TRADE Financial Corp. (a)	269,600	10,252,888
Goldman Sachs Group, Inc.	49,400	10,961,860
IntercontinentalExchange, Inc.	102,400	6,750,208
Legg Mason, Inc.	26,400	1,007,424
Northern Trust Corp.	116,600	11,334,686
State Street Corp.	132,100	11,853,333
		75,303,868
Consumer Finance - 1.4%
Capital One Financial Corp.	395,231	32,653,985
Imperial Holdings, Inc. warrants 4/11/19 (a)	6,565	0
OneMain Holdings, Inc. (a)	225,100	5,535,209
SLM Corp. (a)	555,852	6,392,298
Synchrony Financial	247,300	7,374,486
		51,955,978
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc.:
Class A (a)	17	4,329,900
Class B (a)	49,500	8,383,815
KBC Ancora	38,000	1,858,678
Kimbell Royalty Partners LP	54,300	913,869
On Deck Capital, Inc. (a)	65,000	302,900
		15,789,162
Insurance - 1.4%
American International Group, Inc.	10,508	656,960
Chubb Ltd.	85,230	12,390,737
Hartford Financial Services Group, Inc.	29,700	1,561,329
Marsh & McLennan Companies, Inc.	165,433	12,897,157
MetLife, Inc.	65,700	3,609,558
The Travelers Companies, Inc.	128,500	16,259,105
Unum Group	55,500	2,587,965
WMI Holdings Corp. (a)	57	71
		49,962,882
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	101,600	1

TOTAL FINANCIALS		353,926,480

HEALTH CARE - 9.4%
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (a)	55,850	6,795,270
Amgen, Inc.	198,609	34,206,428
Biogen, Inc. (a)	56,091	15,220,854
BioMarin Pharmaceutical, Inc. (a)	30,400	2,760,928
Celgene Corp. (a)	43,700	5,675,319
Gilead Sciences, Inc.	80,000	5,662,400
Regeneron Pharmaceuticals, Inc. (a)	19,200	9,429,888
Shire PLC sponsored ADR	43,100	7,123,137
Vertex Pharmaceuticals, Inc. (a)	74,600	9,613,702
		96,487,926
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	311,000	15,117,710
Boston Scientific Corp. (a)	688,980	19,098,526
Intuitive Surgical, Inc. (a)	16,100	15,059,457
Medtronic PLC	283,956	25,201,095
ResMed, Inc.	35,627	2,774,274
Wright Medical Group NV (a)	147,200	4,046,528
		81,297,590
Health Care Providers & Services - 2.0%
Aetna, Inc.	22,500	3,416,175
Cardinal Health, Inc.	42,600	3,319,392
Henry Schein, Inc. (a)	49,524	9,063,882
Humana, Inc.	47,900	11,525,698
UnitedHealth Group, Inc.	209,000	38,752,780
Universal Health Services, Inc. Class B	62,300	7,605,584
		73,683,511
Health Care Technology - 0.2%
Cerner Corp. (a)	97,900	6,507,413
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	171,700	10,183,527
Bio-Rad Laboratories, Inc. Class A (a)	17,200	3,892,532
Thermo Fisher Scientific, Inc.	62,317	10,872,447
		24,948,506
Pharmaceuticals - 1.7%
Allergan PLC	102,423	24,898,007
Bristol-Myers Squibb Co.	264,560	14,741,283
GlaxoSmithKline PLC sponsored ADR	220,300	9,499,336
Jazz Pharmaceuticals PLC (a)	39,600	6,157,800
Merck & Co., Inc.	116,600	7,472,894
		62,769,320

TOTAL HEALTH CARE		345,694,266

INDUSTRIALS - 6.5%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (a)	90,900	2,285,226
Lockheed Martin Corp.	2,600	721,786
Northrop Grumman Corp.	46,900	12,039,699
Raytheon Co.	70,500	11,384,340
United Technologies Corp.	82,300	10,049,653
		36,480,704
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	65,897	7,287,549
Airlines - 0.7%
American Airlines Group, Inc.	374,700	18,854,904
Southwest Airlines Co.	126,600	7,866,924
		26,721,828
Building Products - 0.3%
Allegion PLC	142,516	11,560,898
Commercial Services & Supplies - 0.0%
Waste Management, Inc.	29,700	2,178,495
Construction & Engineering - 0.3%
Fluor Corp.	227,876	10,432,163
Electrical Equipment - 1.3%
AMETEK, Inc.	269,409	16,318,103
Fortive Corp.	224,675	14,233,161
Sensata Technologies Holding BV (a)	175,600	7,501,632
Sunrun, Inc. (a)(b)	754,090	5,369,121
Vivint Solar, Inc. (a)(b)	502,852	2,941,684
		46,363,701
Industrial Conglomerates - 1.2%
3M Co.	1,200	249,828
General Electric Co.	1,289,644	34,833,284
Honeywell International, Inc.	57,000	7,597,530
		42,680,642
Machinery - 0.2%
Caterpillar, Inc.	43,765	4,702,987
Deere & Co.	8,500	1,050,515
WABCO Holdings, Inc. (a)	8,300	1,058,333
		6,811,835
Road & Rail - 0.9%
CSX Corp.	281,500	15,358,640
Norfolk Southern Corp.	52,300	6,364,910
Union Pacific Corp.	116,500	12,688,015
		34,411,565
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	448,800	13,746,744

TOTAL INDUSTRIALS		238,676,124

INFORMATION TECHNOLOGY - 14.2%
Electronic Equipment & Components - 0.6%
Jabil, Inc.	765,618	22,348,389
Internet Software & Services - 3.9%
58.com, Inc. ADR (a)	179,429	7,914,613
Alibaba Group Holding Ltd. sponsored ADR (a)	18,600	2,620,740
Alphabet, Inc. Class C (a)	66,149	60,111,581
Altaba, Inc. (a)	87,400	4,761,552
Box, Inc. Class A (a)	34,900	636,576
Delivery Hero AG	100	3,175
Facebook, Inc. Class A (a)	246,804	37,262,468
Just Dial Ltd. (a)	111,750	642,796
MINDBODY, Inc. (a)	126,761	3,447,899
NetEase, Inc. ADR	9,600	2,886,048
New Relic, Inc. (a)	229,868	9,886,623
Shopify, Inc. Class A (a)	26,100	2,266,240
SPS Commerce, Inc. (a)	26,700	1,702,392
Twilio, Inc. Class A	37,900	1,103,269
Velti PLC (a)(c)	284,296	398
Yext, Inc.	447,266	5,962,056
		141,208,426
IT Services - 0.6%
Cognizant Technology Solutions Corp. Class A	176,100	11,693,040
FleetCor Technologies, Inc. (a)	27,200	3,922,512
PayPal Holdings, Inc. (a)	106,400	5,710,488
		21,326,040
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	73,800	5,741,640
Broadcom Ltd.	19,100	4,451,255
Cavium, Inc. (a)	30,400	1,888,752
GlobalWafers Co. Ltd.	171,000	1,195,666
Integrated Device Technology, Inc. (a)	84,961	2,191,144
Marvell Technology Group Ltd.	141,500	2,337,580
Mellanox Technologies Ltd. (a)	18,100	783,730
Micron Technology, Inc. (a)	222,000	6,628,920
NVIDIA Corp.	28,600	4,134,416
ON Semiconductor Corp. (a)	507,305	7,122,562
Qorvo, Inc. (a)	337,900	21,395,828
Qualcomm, Inc.	354,708	19,586,976
Semtech Corp. (a)	97,900	3,499,925
Silergy Corp.	30,000	578,461
Siltronic AG (a)	85,831	7,271,024
Skyworks Solutions, Inc.	21,500	2,062,925
		90,870,804
Software - 3.7%
Activision Blizzard, Inc.	141,067	8,121,227
Adobe Systems, Inc. (a)	30,531	4,318,305
Autodesk, Inc. (a)	637,361	64,258,736
Citrix Systems, Inc. (a)	16,700	1,328,986
HubSpot, Inc. (a)	64,210	4,221,808
Microsoft Corp.	382,600	26,372,618
Parametric Technology Corp. (a)	157,500	8,681,400
Salesforce.com, Inc. (a)	157,300	13,622,180
Zendesk, Inc. (a)	225,972	6,277,502
		137,202,762
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	633,812	91,281,603
HP, Inc.	681,200	11,907,376
Western Digital Corp.	39,600	3,508,560
		106,697,539

TOTAL INFORMATION TECHNOLOGY		519,653,960

MATERIALS - 1.7%
Chemicals - 1.2%
E.I. du Pont de Nemours & Co.	226,300	18,264,673
LyondellBasell Industries NV Class A	80,900	6,827,151
Monsanto Co.	28,900	3,420,604
Platform Specialty Products Corp. (a)	187,700	2,380,036
Sherwin-Williams Co.	17,900	6,282,184
The Scotts Miracle-Gro Co. Class A	12,900	1,154,034
W.R. Grace & Co.	57,925	4,171,179
		42,499,861
Construction Materials - 0.1%
Eagle Materials, Inc.	40,950	3,784,599
Containers & Packaging - 0.3%
Ball Corp.	121,000	5,107,410
WestRock Co.	124,322	7,044,085
		12,151,495
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. (a)	306,400	3,679,864

TOTAL MATERIALS		62,115,819

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Altisource Residential Corp. Class B	225,600	2,919,264
American Homes 4 Rent Class A	64,800	1,462,536
American Tower Corp.	117,200	15,507,904
Boston Properties, Inc.	40,500	4,982,310
Colony NorthStar, Inc.	362,083	5,101,749
CoreSite Realty Corp.	15,000	1,552,950
Corporate Office Properties Trust (SBI)	65,200	2,283,956
Corrections Corp. of America	26,400	728,112
DDR Corp.	72,900	661,203
Equinix, Inc.	12,700	5,450,332
Extra Space Storage, Inc.	42,673	3,328,494
Gaming & Leisure Properties	18,400	693,128
Healthcare Trust of America, Inc.	65,100	2,025,261
Omega Healthcare Investors, Inc.	13,100	432,562
Outfront Media, Inc.	114,320	2,643,078
Prologis, Inc.	109,500	6,421,080
SBA Communications Corp. Class A (a)	16,300	2,198,870
Store Capital Corp.	276,800	6,214,160
Sun Communities, Inc.	4,800	420,912
VEREIT, Inc.	363,800	2,961,332
		67,989,193
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	86,206	3,137,898

TOTAL REAL ESTATE		71,127,091

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	664,571	25,074,264
Level 3 Communications, Inc. (a)	81,904	4,856,907
Verizon Communications, Inc.	376,072	16,795,376
Zayo Group Holdings, Inc. (a)	79,300	2,450,370
		49,176,917
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	26,231	1,590,123

TOTAL TELECOMMUNICATION SERVICES		50,767,040

UTILITIES - 1.9%
Electric Utilities - 1.2%
Edison International	25,758	2,014,018
Exelon Corp.	253,535	9,145,007
FirstEnergy Corp.	86,800	2,531,088
Great Plains Energy, Inc.	49,000	1,434,720
NextEra Energy, Inc.	118,551	16,612,552
PG&E Corp.	143,850	9,547,325
PPL Corp.	56,850	2,197,821
		43,482,531
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	109,800	1,890,756
NRG Yield, Inc. Class C	99,702	1,754,755
		3,645,511
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	30,000	821,400
Dominion Resources, Inc.	116,217	8,905,709
Sempra Energy	105,395	11,883,286
		21,610,395
Water Utilities - 0.0%
AquaVenture Holdings Ltd.	6,100	92,903

TOTAL UTILITIES		68,831,340

TOTAL COMMON STOCKS
(Cost $1,916,390,964)		2,399,444,676
	Principal Amount	Value

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind
(Cost $984,421)	1,452,000	1,015,493

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.79% to 0.99% 7/13/17 to 9/14/17 (d)
(Cost $1,817,864)	1,820,000	1,818,018
	Shares	Value

Fixed-Income Funds - 32.3%
Fidelity High Income Central Fund 2 (e)	794,724	$90,217,039
Fidelity VIP Investment Grade Central Fund (e)	10,421,647	1,093,856,081
TOTAL FIXED-INCOME FUNDS
(Cost $1,160,714,516)		1,184,073,120

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 1.10% (f)	80,223,510	80,239,555
Fidelity Securities Lending Cash Central Fund 1.09% (f)(g)	18,592,181	18,594,040
TOTAL MONEY MARKET FUNDS
(Cost $98,823,340)		98,833,595
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $3,178,731,105)		3,685,184,902
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(16,932,484)
NET ASSETS - 100%		$3,668,252,418

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
327 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2017	39,581,715	$(112,620)

The face value of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,171,214 or 0.1% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,520,096.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Centennial Resource Development, Inc. Class A	12/28/16	$1,046,880
Extraction Oil & Gas, Inc.	12/12/16	$1,399,994
Velti PLC	4/19/13	$426,444

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$437,821
Fidelity High Income Central Fund 2	2,818,595
Fidelity Securities Lending Cash Central Fund	243,125
Fidelity VIP Investment Grade Central Fund	14,758,063
Total	$18,257,604

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$85,572,854	$2,818,709	$--	$90,217,039	10.2%
Fidelity VIP Investment Grade Central Fund	958,344,998	127,678,329	--	1,093,856,081	20.6%
Total	$1,043,917,852	$130,497,038	$--	$1,184,073,120

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$323,086,073	$323,086,073	$--	$--
Consumer Staples	220,479,443	213,737,079	6,742,364	--
Energy	145,087,040	145,087,040	--	--
Financials	353,926,480	353,926,479	--	1
Health Care	345,694,266	345,694,266	--	--
Industrials	238,676,124	238,676,124	--	--
Information Technology	519,653,960	519,653,960	--	--
Materials	62,115,819	62,115,819	--	--
Real Estate	71,127,091	71,127,091	--	--
Telecommunication Services	50,767,040	50,767,040	--	--
Utilities	68,831,340	68,831,340	--	--
Corporate Bonds	1,015,493	--	1,015,493	--
U.S. Government and Government Agency Obligations	1,818,018	--	1,818,018	--
Fixed-Income Funds	1,184,073,120	1,184,073,120	--	--
Money Market Funds	98,833,595	98,833,595	--	--
Total Investments in Securities:	$3,685,184,902	$3,675,609,026	$9,575,875	$1
Derivative Instruments:
Liabilities
Futures Contracts	$(112,620)	$(112,620)	$--	$--
Total Liabilities	$(112,620)	$(112,620)	$--	$--
Total Derivative Instruments:	$(112,620)	$(112,620)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(112,620)
Total Equity Risk	0	(112,620)
Total Value of Derivatives	$0	$(112,620)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity’s Fixed-Income Central Funds. The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	16.7%
AAA,AA,A	2.0%
BBB	7.2%
BB	2.7%
B	1.7%
CCC,CC,C	0.3%
Not Rated	0.0%
Equities	65.4%
Short-Term Investments and Net Other Assets	4.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,194,137) — See accompanying schedule: Unaffiliated issuers (cost $1,919,193,249)	$2,402,278,187
Fidelity Central Funds (cost $1,259,537,856)	1,282,906,715
Total Investments (cost $3,178,731,105)		$3,685,184,902
Receivable for investments sold		17,140,795
Receivable for fund shares sold		1,080,218
Dividends receivable		2,715,762
Interest receivable		29,121
Distributions receivable from Fidelity Central Funds		141,324
Receivable for daily variation margin for derivative instruments		14,715
Other receivables		32,845
Total assets		3,706,339,682
Liabilities
Payable to custodian bank	$395,078
Payable for investments purchased	16,837,556
Payable for fund shares redeemed	326,139
Accrued management fee	1,208,431
Distribution and service plan fees payable	177,445
Other affiliated payables	488,257
Other payables and accrued expenses	59,758
Collateral on securities loaned	18,594,600
Total liabilities		38,087,264
Net Assets		$3,668,252,418
Net Assets consist of:
Paid in capital		$3,070,338,168
Undistributed net investment income		20,759,220
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		70,814,761
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		506,340,269
Net Assets		$3,668,252,418
Initial Class:
Net Asset Value, offering price and redemption price per share ($222,991,338 ÷ 12,466,794 shares)		$17.89
Service Class:
Net Asset Value, offering price and redemption price per share ($5,319,697 ÷ 299,055 shares)		$17.79
Service Class 2:
Net Asset Value, offering price and redemption price per share ($855,929,943 ÷ 48,976,638 shares)		$17.48
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,584,011,440 ÷ 145,600,847 shares)		$17.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends		$13,124,091
Interest		198,334
Income from Fidelity Central Funds		18,257,604
Total income		31,580,029
Expenses
Management fee	$6,919,398
Transfer agent fees	2,165,100
Distribution and service plan fees	976,011
Accounting and security lending fees	645,911
Custodian fees and expenses	57,513
Independent trustees' fees and expenses	6,789
Audit	47,114
Legal	6,983
Miscellaneous	15,420
Total expenses before reductions	10,840,239
Expense reductions	(83,036)	10,757,203
Net investment income (loss)		20,822,826
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	83,133,763
Fidelity Central Funds	(580)
Foreign currency transactions	4,645
Futures contracts	3,779,967
Capital gain distributions from Fidelity Central Funds	4,846,735
Total net realized gain (loss)		91,764,530
Change in net unrealized appreciation (depreciation) on: Investment securities	164,156,259
Assets and liabilities in foreign currencies	11,547
Futures contracts	278,737
Total change in net unrealized appreciation (depreciation)		164,446,543
Net gain (loss)		256,211,073
Net increase (decrease) in net assets resulting from operations		$277,033,899

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,822,826	$47,471,078
Net realized gain (loss)	91,764,530	49,611,242
Change in net unrealized appreciation (depreciation)	164,446,543	115,374,812
Net increase (decrease) in net assets resulting from operations	277,033,899	212,457,132
Distributions to shareholders from net investment income	(7,755,464)	(40,091,074)
Distributions to shareholders from net realized gain	(49,400,215)	(73,621,115)
Total distributions	(57,155,679)	(113,712,189)
Share transactions - net increase (decrease)	196,276,771	155,546,730
Total increase (decrease) in net assets	416,154,991	254,291,673
Net Assets
Beginning of period	3,252,097,427	2,997,805,754
End of period	$3,668,252,418	$3,252,097,427
Other Information
Undistributed net investment income end of period	$20,759,220	$7,691,858

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Balanced Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.77	$16.27	$16.93	$17.76	$15.76	$14.63
Income from Investment Operations
Net investment income (loss)A	.11	.27	.26	.27	.26	.26
Net realized and unrealized gain (loss)	1.30	.85	(.16)	1.37	2.76	1.91
Total from investment operations	1.41	1.12	.10	1.64	3.02	2.17
Distributions from net investment income	(.04)	(.22)	(.26)	(.25)	(.27)	(.26)B
Distributions from net realized gain	(.25)	(.40)	(.50)	(2.22)	(.76)	(.78)B
Total distributions	(.29)	(.62)	(.76)	(2.47)	(1.02)C	(1.04)
Net asset value, end of period	$17.89	$16.77	$16.27	$16.93	$17.76	$15.76
Total ReturnD,E,F	8.50%	7.26%	.59%	10.26%	19.66%	15.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	.51%I	.51%	.51%	.51%	.53%	.54%
Expenses net of fee waivers, if any	.50%I	.51%	.51%	.51%	.52%	.54%
Expenses net of all reductions	.50%I	.51%	.51%	.51%	.52%	.53%
Net investment income (loss)	1.30%I	1.66%	1.54%	1.63%	1.54%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$222,991	$209,201	$212,589	$220,897	$207,796	$178,915
Portfolio turnover rateJ	39%I	43%	54%	56%	95%	48%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.02 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.755 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Balanced Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.69	$16.20	$16.86	$17.70	$15.71	$14.58
Income from Investment Operations
Net investment income (loss)A	.10	.25	.24	.25	.24	.24
Net realized and unrealized gain (loss)	1.29	.85	(.15)	1.36	2.75	1.91
Total from investment operations	1.39	1.10	.09	1.61	2.99	2.15
Distributions from net investment income	(.04)	(.21)	(.25)	(.23)	(.24)	(.23)B
Distributions from net realized gain	(.25)	(.40)	(.50)	(2.22)	(.76)	(.78)B
Total distributions	(.29)	(.61)	(.75)	(2.45)	(1.00)	(1.02)C
Net asset value, end of period	$17.79	$16.69	$16.20	$16.86	$17.70	$15.71
Total ReturnD,E,F	8.40%	7.16%	.51%	10.09%	19.50%	14.95%
Ratios to Average Net AssetsG,H
Expenses before reductions	.61%I	.61%	.62%	.65%	.66%	.67%
Expenses net of fee waivers, if any	.60%I	.61%	.61%	.65%	.66%	.67%
Expenses net of all reductions	.60%I	.61%	.61%	.65%	.66%	.67%
Net investment income (loss)	1.20%I	1.56%	1.43%	1.50%	1.41%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$5,320	$4,865	$4,619	$3,267	$3,474	$3,548
Portfolio turnover rateJ	39%I	43%	54%	56%	95%	48%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.02 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.784 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Balanced Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.41	$15.95	$16.61	$17.47	$15.53	$14.43
Income from Investment Operations
Net investment income (loss)A	.09	.22	.21	.23	.21	.22
Net realized and unrealized gain (loss)	1.27	.83	(.15)	1.34	2.71	1.89
Total from investment operations	1.36	1.05	.06	1.57	2.92	2.11
Distributions from net investment income	(.04)	(.19)	(.22)	(.22)	(.23)	(.22)B
Distributions from net realized gain	(.25)	(.40)	(.50)	(2.22)	(.76)	(.78)B
Total distributions	(.29)	(.59)	(.72)	(2.43)C	(.98)D	(1.01)E
Net asset value, end of period	$17.48	$16.41	$15.95	$16.61	$17.47	$15.53
Total ReturnF,G,H	8.34%	6.98%	.36%	10.02%	19.28%	14.82%
Ratios to Average Net AssetsI,J
Expenses before reductions	.75%K	.76%	.76%	.76%	.78%	.78%
Expenses net of fee waivers, if any	.75%K	.76%	.76%	.76%	.77%	.78%
Expenses net of all reductions	.75%K	.76%	.76%	.76%	.77%	.78%
Net investment income (loss)	1.05%K	1.41%	1.29%	1.38%	1.29%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$855,930	$687,973	$555,924	$521,880	$436,060	$353,711
Portfolio turnover rateL	39%K	43%	54%	56%	95%	48%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.43 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $2.217 per share.

 D Total distributions of $.98 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $.755 per share.

 E Total distributions of $1.01 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.784 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Balanced Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.65	$16.16	$16.82	$17.66	$15.68	$14.56
Income from Investment Operations
Net investment income (loss)A	.11	.25	.24	.26	.25	.25
Net realized and unrealized gain (loss)	1.28	.85	(.15)	1.36	2.74	1.90
Total from investment operations	1.39	1.10	.09	1.62	2.99	2.15
Distributions from net investment income	(.04)	(.21)	(.25)	(.24)	(.26)	(.24)B
Distributions from net realized gain	(.25)	(.40)	(.50)	(2.22)	(.76)	(.78)B
Total distributions	(.29)	(.61)	(.75)	(2.46)	(1.01)C	(1.03)D
Net asset value, end of period	$17.75	$16.65	$16.16	$16.82	$17.66	$15.68
Total ReturnE,F,G	8.43%	7.18%	.52%	10.18%	19.54%	14.99%
Ratios to Average Net AssetsH,I
Expenses before reductions	.59%J	.59%	.59%	.59%	.61%	.62%
Expenses net of fee waivers, if any	.59%J	.59%	.59%	.59%	.60%	.62%
Expenses net of all reductions	.58%J	.59%	.59%	.59%	.60%	.61%
Net investment income (loss)	1.22%J	1.58%	1.46%	1.55%	1.46%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$2,584,011	$2,350,058	$2,224,674	$2,052,258	$1,783,149	$1,417,431
Portfolio turnover rateK	39%J	43%	54%	56%	95%	48%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.01 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.755 per share.

 D Total distributions of $1.03 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.784 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

VIP Balanced Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When issued Securities Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than.005%
Fidelity VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Restricted Securities Swaps	Less than.005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from the Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$557,710,140
Gross unrealized depreciation	(67,031,650)
Net unrealized appreciation (depreciation) on securities	$490,678,490
Tax cost	$3,194,506,412

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $3,779,967 and a change in net unrealized appreciation (depreciation) of $278,737 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, aggregated $878,804,303 and $666,603,289, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$2,610
Service Class 2	973,401
$976,011

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets . The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$72,374
Service Class	1,723
Service Class 2	256,978
Investor Class	1,834,025
$2,165,100

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $20,423 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,589 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $243,125, including $147 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $68,471 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14,565.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Initial Class	$524,109	$2,731,972
Service Class	11,396	60,138
Service Class 2	1,559,131	7,938,842
Investor Class	5,660,828	29,360,122
Total	$7,755,464	$40,091,074
From net realized gain
Initial Class	$3,119,694	$5,088,372
Service Class	73,052	105,659
Service Class 2	10,827,296	13,741,804
Investor Class	35,380,173	54,685,280
Total	$49,400,215	$73,621,115

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Initial Class
Shares sold	426,162	1,190,454	$7,418,753	$19,542,488
Reinvestment of distributions	213,213	508,731	3,643,803	7,820,344
Shares redeemed	(644,746)	(2,291,938)	(11,260,376)	(37,399,408)
Net increase (decrease)	(5,371)	(592,753)	$(197,820)	$(10,036,576)
Service Class
Shares sold	51,531	72,296	$891,353	$1,167,509
Reinvestment of distributions	4,965	10,818	84,448	165,797
Shares redeemed	(48,976)	(76,747)	(848,368)	(1,218,697)
Net increase (decrease)	7,520	6,367	$127,433	$114,609
Service Class 2
Shares sold	8,431,902	10,983,630	$143,904,937	$177,679,347
Reinvestment of distributions	740,815	1,437,467	12,386,427	21,680,646
Shares redeemed	(2,121,510)	(5,359,696)	(36,192,526)	(85,052,676)
Net increase (decrease)	7,051,207	7,061,401	$120,098,838	$114,307,317
Investor Class
Shares sold	4,489,816	6,410,977	$77,645,513	$103,317,005
Reinvestment of distributions	2,418,444	5,507,570	41,041,001	84,045,402
Shares redeemed	(2,456,663)	(8,445,108)	(42,438,194)	(136,201,027)
Net increase (decrease)	4,451,597	3,473,439	$76,248,320	$51,161,380

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 75% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 10% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Initial Class	.50%
Actual		$1,000.00	$1,085.00	$2.58
Hypothetical-C		$1,000.00	$1,022.32	$2.51
Service Class	.60%
Actual		$1,000.00	$1,084.00	$3.10
Hypothetical-C		$1,000.00	$1,021.82	$3.01
Service Class 2.75%
Actual		$1,000.00	$1,083.40	$3.87
Hypothetical-C		$1,000.00	$1,021.08	$3.76
Investor Class	.59%
Actual		$1,000.00	$1,084.30	$3.05
Hypothetical-C		$1,000.00	$1,021.87	$2.96

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

VIPBAL-SANN-0817
1.705697.119

Fidelity® Variable Insurance Products: Mid Cap Portfolio Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Electronic Arts, Inc.	1.4	1.2
Essent Group Ltd.	1.3	1.1
Boston Scientific Corp.	1.1	1.0
Reinsurance Group of America, Inc.	1.1	1.2
Jazz Pharmaceuticals PLC	1.0	0.8
Activision Blizzard, Inc.	0.9	0.6
Steris PLC	0.9	0.7
Total System Services, Inc.	0.9	0.9
Global Payments, Inc.	0.9	0.9
Calpine Corp.	0.9	0.1
	10.4

Top Five Market Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.8	22.8
Financials	19.1	20.0
Health Care	16.1	14.1
Industrials	13.8	14.4
Consumer Discretionary	12.3	13.7

Asset Allocation (% of fund's net assets)

As of June 30, 2017*
Stocks	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 13.7%

As of December 31, 2016*
Stocks	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 12.1%

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.8%
Delphi Automotive PLC	175,261	$15,361,627
Gentex Corp.	1,982,492	37,607,873
Tenneco, Inc.	53,376	3,086,734
Visteon Corp. (a)	117,622	12,004,501
		68,060,735
Distributors - 0.2%
LKQ Corp. (a)	462,500	15,239,375
Diversified Consumer Services - 0.8%
Advtech Ltd.	1,591,978	2,172,124
Houghton Mifflin Harcourt Co. (a)	2,830,000	34,809,000
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	396,596	27,956,052
		64,937,176
Hotels, Restaurants & Leisure - 3.0%
Bojangles', Inc. (a)	357,800	5,814,250
Buffalo Wild Wings, Inc. (a)	85,900	10,883,530
Darden Restaurants, Inc.	195,000	17,635,800
DineEquity, Inc. (b)	1,241,800	54,701,290
ILG, Inc.	348,000	9,566,520
Jubilant Foodworks Ltd.	75,070	1,099,447
Las Vegas Sands Corp.	557,288	35,605,130
Texas Roadhouse, Inc. Class A	406,100	20,690,795
The Restaurant Group PLC	166,500	710,210
Wyndham Worldwide Corp.	619,100	62,163,831
Yum China Holdings, Inc.	748,200	29,501,526
		248,372,329
Household Durables - 2.6%
D.R. Horton, Inc.	203,000	7,017,710
Ethan Allen Interiors, Inc.	2,300	74,290
iRobot Corp. (a)(c)	309,880	26,073,303
Lennar Corp. Class A	904,900	48,249,268
Maisons du Monde SA	18,250	710,059
Mohawk Industries, Inc. (a)	34,200	8,265,798
NVR, Inc. (a)	9,424	22,717,589
PulteGroup, Inc.	2,646,500	64,918,645
SodaStream International Ltd. (a)	8,918	477,291
Toll Brothers, Inc.	998,800	39,462,588
		217,966,541
Internet & Direct Marketing Retail - 0.0%
Liberty Interactive Corp. QVC Group QVC Group Series A (a)	101,800	2,498,172
Leisure Products - 0.8%
Polaris Industries, Inc. (c)	633,647	58,441,263
Vista Outdoor, Inc. (a)	545,255	12,273,690
		70,714,953
Media - 1.3%
Interpublic Group of Companies, Inc.	1,962,385	48,274,671
Lions Gate Entertainment Corp.:
Class A (c)	470,550	13,278,921
Class B (a)	470,550	12,366,054
Naspers Ltd. Class N	73,200	14,415,483
News Corp. Class A	759,000	10,398,300
Omnicom Group, Inc.	149,800	12,418,420
		111,151,849
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	428,200	29,939,744
Specialty Retail - 0.9%
AutoZone, Inc. (a)	25,132	14,336,801
Foot Locker, Inc.	597,887	29,463,871
GNC Holdings, Inc.	2,400	20,232
Murphy U.S.A., Inc. (a)	56,462	4,184,399
Party City Holdco, Inc. (a)(c)	438,400	6,860,960
Williams-Sonoma, Inc. (c)	425,100	20,617,350
		75,483,613
Textiles, Apparel & Luxury Goods - 1.5%
Deckers Outdoor Corp. (a)	131,225	8,957,419
G-III Apparel Group Ltd. (a)	1,629,044	40,644,648
Michael Kors Holdings Ltd. (a)	444,800	16,124,000
Page Industries Ltd.	19,804	5,129,288
PVH Corp.	438,500	50,208,250
Ralph Lauren Corp.	92,900	6,856,020
VF Corp.	39,976	2,302,618
		130,222,243

TOTAL CONSUMER DISCRETIONARY		1,034,586,730

CONSUMER STAPLES - 1.2%
Beverages - 0.4%
C&C Group PLC	2,577,924	9,477,946
Dr. Pepper Snapple Group, Inc.	231,425	21,085,132
		30,563,078
Food & Staples Retailing - 0.3%
CVS Health Corp.	262,947	21,156,716
Kroger Co.	33,600	783,552
United Natural Foods, Inc. (a)	118,528	4,349,978
		26,290,246
Food Products - 0.5%
Amplify Snack Brands, Inc. (a)(c)	102,200	985,208
Britannia Industries Ltd.	15,000	856,558
Hostess Brands, Inc. Class A (a)	1,227,000	19,754,700
Ingredion, Inc.	41,205	4,912,048
The J.M. Smucker Co.	51,900	6,141,327
TreeHouse Foods, Inc. (a)	56,300	4,599,147
Tyson Foods, Inc. Class A	94,000	5,887,220
		43,136,208

TOTAL CONSUMER STAPLES		99,989,532

ENERGY - 3.9%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	422,381	23,023,988
Dril-Quip, Inc. (a)	515,900	25,175,920
Ensco PLC Class A	4,453,300	22,979,028
Frank's International NV (c)	1,386,400	11,493,256
Halliburton Co.	588,600	25,139,106
National Oilwell Varco, Inc.	585,000	19,269,900
Noble Corp.	642,700	2,326,574
Oceaneering International, Inc.	569,700	13,011,948
Superior Energy Services, Inc. (a)	219,100	2,285,213
		144,704,933
Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp.	110,800	5,023,672
Apache Corp.	503,796	24,146,942
Arch Coal, Inc. (c)	107,500	7,342,250
Cabot Oil & Gas Corp.	264,100	6,623,628
Cimarex Energy Co.	261,552	24,588,504
Newfield Exploration Co. (a)	444,600	12,653,316
PDC Energy, Inc. (a)	152,500	6,574,275
Southwestern Energy Co. (a)	2,887,100	17,553,568
Suncor Energy, Inc.	1,395,100	40,762,137
Teekay LNG Partners LP	371,886	5,708,450
Tesoro Corp.	88,609	8,293,802
World Fuel Services Corp.	523,100	20,113,195
		179,383,739

TOTAL ENERGY		324,088,672

FINANCIALS - 19.0%
Banks - 8.2%
BankUnited, Inc.	559,761	18,869,543
Boston Private Financial Holdings, Inc.	1,464,849	22,485,432
CIT Group, Inc.	1,490,100	72,567,870
Comerica, Inc.	654,229	47,915,732
Commerce Bancshares, Inc.	741,671	42,149,163
CVB Financial Corp.	1,149,100	25,774,313
First Citizen Bancshares, Inc.	48,500	18,075,950
First Commonwealth Financial Corp.	1,080,700	13,703,276
First Republic Bank	443,000	44,344,300
FNB Corp., Pennsylvania	412,100	5,835,336
Hilltop Holdings, Inc.	80,200	2,102,042
Huntington Bancshares, Inc.	4,962,016	67,086,456
Investors Bancorp, Inc.	1,314,000	17,555,040
KeyCorp	139,700	2,617,978
Lakeland Financial Corp.	878,419	40,301,864
M&T Bank Corp.	309,000	50,042,550
Old National Bancorp, Indiana	50,500	871,125
Prosperity Bancshares, Inc.	466,200	29,948,688
Regions Financial Corp.	2,228,500	32,625,240
SunTrust Banks, Inc.	906,265	51,403,351
TCF Financial Corp.	1,737,925	27,702,525
UMB Financial Corp.	593,800	44,451,868
Valley National Bancorp	877,200	10,359,732
		688,789,374
Capital Markets - 3.4%
Affiliated Managers Group, Inc.	339,100	56,243,126
Ameriprise Financial, Inc.	98,713	12,565,178
CBOE Holdings, Inc.	111,100	10,154,540
CRISIL Ltd.	78,365	2,357,499
Diamond Hill Investment Group, Inc.	4,100	817,540
E*TRADE Financial Corp. (a)	26,400	1,003,992
Federated Investors, Inc. Class B (non-vtg.)	31,800	898,350
Greenhill & Co., Inc.	2,700	54,270
Invesco Ltd.	469,100	16,507,629
Lazard Ltd. Class A	307,745	14,257,826
Legg Mason, Inc.	412,700	15,748,632
Moody's Corp.	155,500	18,921,240
Raymond James Financial, Inc.	428,595	34,381,891
S&P Global, Inc.	495,230	72,298,628
Stifel Financial Corp. (a)	586,800	26,981,064
		283,191,405
Consumer Finance - 1.4%
Capital One Financial Corp.	435,900	36,014,058
Discover Financial Services	209,100	13,003,929
Kruk SA	82,900	6,890,343
OneMain Holdings, Inc. (a)	419,500	10,315,505
SLM Corp. (a)	1,064,846	12,245,729
Synchrony Financial	1,177,000	35,098,140
		113,567,704
Diversified Financial Services - 0.0%
Valvoline, Inc.	187,910	4,457,225
Insurance - 4.3%
AFLAC, Inc.	865,100	67,200,968
Bajaj Finserv Ltd.	54,608	3,480,563
Chubb Ltd.	152,839	22,219,734
Direct Line Insurance Group PLC	620,900	2,874,089
First American Financial Corp.	989,100	44,202,879
Hiscox Ltd.	1,668,151	27,527,897
Hyundai Fire & Marine Insurance Co. Ltd.	82,114	2,821,578
Marsh & McLennan Companies, Inc.	38,084	2,969,029
Primerica, Inc.	390,720	29,597,040
Principal Financial Group, Inc.	1,009,500	64,678,665
Progressive Corp.	109,800	4,841,082
Reinsurance Group of America, Inc.	712,776	91,513,311
		363,926,835
Mortgage Real Estate Investment Trusts - 0.3%
Ladder Capital Corp. Class A	1,595,312	21,393,134
Thrifts & Mortgage Finance - 1.4%
Beneficial Bancorp, Inc.	119,462	1,791,930
Essent Group Ltd. (a)	2,855,100	106,038,414
Housing Development Finance Corp. Ltd.	536,431	13,406,209
		121,236,553

TOTAL FINANCIALS		1,596,562,230

HEALTH CARE - 16.1%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	415,800	50,590,386
AMAG Pharmaceuticals, Inc. (a)(c)	746,400	13,733,760
Amgen, Inc.	250,700	43,178,061
BioMarin Pharmaceutical, Inc. (a)	173,200	15,730,024
Regeneron Pharmaceuticals, Inc. (a)	29,600	14,537,744
REGENXBIO, Inc. (a)	437,300	8,636,675
Seattle Genetics, Inc. (a)	38,854	2,010,306
United Therapeutics Corp. (a)	473,000	61,362,290
		209,779,246
Health Care Equipment & Supplies - 5.9%
Becton, Dickinson & Co.	160,100	31,237,111
Boston Scientific Corp. (a)	3,443,303	95,448,359
Dentsply Sirona, Inc.	649,700	42,126,548
Hill-Rom Holdings, Inc.	298,311	23,748,539
Hologic, Inc. (a)	776,424	35,234,121
LivaNova PLC (a)	178,293	10,913,315
Medtronic PLC	472,300	41,916,625
Olympus Corp.	481,600	17,645,058
ResMed, Inc.	227,348	17,703,589
Steris PLC	931,200	75,892,800
The Cooper Companies, Inc.	138,983	33,275,310
Zimmer Biomet Holdings, Inc.	551,400	70,799,760
		495,941,135
Health Care Providers & Services - 4.0%
AmerisourceBergen Corp.	55,300	5,227,509
Cardinal Health, Inc.	765,647	59,659,214
Centene Corp. (a)	1,738	138,831
Cigna Corp.	127,700	21,375,703
DaVita HealthCare Partners, Inc. (a)	595,200	38,545,152
Envision Healthcare Corp. (a)	291,000	18,236,970
HCA Holdings, Inc. (a)	240,435	20,965,932
Laboratory Corp. of America Holdings (a)	379,100	58,434,474
McKesson Corp.	341,250	56,149,275
Premier, Inc. (a)	323,800	11,656,800
Quest Diagnostics, Inc.	18,000	2,000,880
Ryman Healthcare Group Ltd.	145,175	881,925
Spire Healthcare Group PLC	2,542,173	10,734,435
UnitedHealth Group, Inc.	26,619	4,935,695
Universal Health Services, Inc. Class B	256,100	31,264,688
		340,207,483
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	712,606	42,264,662
Bruker Corp.	869,800	25,085,032
Cambrex Corp. (a)	2,300	137,425
Charles River Laboratories International, Inc. (a)	9,900	1,001,385
Thermo Fisher Scientific, Inc.	336,363	58,685,253
		127,173,757
Pharmaceuticals - 2.2%
Catalent, Inc. (a)	692,100	24,292,710
Endo International PLC (a)	824,500	9,209,665
Jazz Pharmaceuticals PLC (a)	542,571	84,369,791
Perrigo Co. PLC	174,900	13,208,448
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,497,956	49,762,098
Theravance Biopharma, Inc. (a)	10,605	422,503
		181,265,215

TOTAL HEALTH CARE		1,354,366,836

INDUSTRIALS - 13.8%
Aerospace & Defense - 2.0%
Curtiss-Wright Corp.	12,448	1,142,477
Elbit Systems Ltd.	93,509	11,571,739
Esterline Technologies Corp. (a)	42,448	4,024,070
Hexcel Corp.	88,700	4,682,473
Huntington Ingalls Industries, Inc.	305,800	56,927,728
Rockwell Collins, Inc.	378,483	39,770,994
Textron, Inc.	1,103,881	51,992,795
		170,112,276
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	296,500	20,363,620
FedEx Corp.	331,011	71,938,621
		92,302,241
Airlines - 1.2%
Allegiant Travel Co.	334,400	45,344,640
Copa Holdings SA Class A	71,600	8,377,200
Spirit Airlines, Inc. (a)	878,413	45,370,031
		99,091,871
Building Products - 0.7%
A.O. Smith Corp.	388,300	21,872,939
Johnson Controls International PLC	56,176	2,435,791
Lennox International, Inc.	187,657	34,461,331
		58,770,061
Commercial Services & Supplies - 1.2%
Copart, Inc. (a)	111,700	3,550,943
Deluxe Corp.	242,498	16,785,712
Herman Miller, Inc.	132,800	4,037,120
HNI Corp.	16,108	642,226
KAR Auction Services, Inc.	208,582	8,754,187
Knoll, Inc.	2,006,706	40,234,455
Multi-Color Corp.	34,600	2,823,360
Stericycle, Inc. (a)	349,600	26,681,472
		103,509,475
Construction & Engineering - 1.9%
EMCOR Group, Inc.	682,607	44,628,846
Fluor Corp.	327,800	15,006,684
Jacobs Engineering Group, Inc.	627,355	34,121,838
KBR, Inc.	3,056,200	46,515,364
Quanta Services, Inc. (a)	172,571	5,681,037
Valmont Industries, Inc.	84,281	12,608,438
		158,562,207
Electrical Equipment - 0.4%
AMETEK, Inc.	200,800	12,162,456
Regal Beloit Corp.	289,513	23,609,785
		35,772,241
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	54,700	5,218,380
Machinery - 3.4%
Colfax Corp. (a)	799,300	31,468,441
Cummins, Inc.	13,875	2,250,803
Flowserve Corp.	521,800	24,227,174
IDEX Corp.	17,500	1,977,675
Ingersoll-Rand PLC	743,345	67,934,300
KION Group AG	79,400	6,068,755
Mueller Industries, Inc.	193,604	5,895,242
Pentair PLC	74,800	4,977,192
Proto Labs, Inc. (a)	9,022	606,730
Rexnord Corp. (a)	2,873,034	66,798,041
Stanley Black & Decker, Inc.	45,400	6,389,142
Wabtec Corp. (c)	560,860	51,318,690
Xylem, Inc.	323,300	17,920,519
		287,832,704
Professional Services - 0.5%
Dun & Bradstreet Corp.	381,505	41,259,766
Road & Rail - 0.5%
CSX Corp.	196,600	10,726,496
J.B. Hunt Transport Services, Inc.	50,400	4,605,552
Old Dominion Freight Lines, Inc.	149,000	14,190,760
Saia, Inc. (a)	87,391	4,483,158
Swift Transporation Co. (a)	115,578	3,062,817
		37,068,783
Trading Companies & Distributors - 0.8%
Air Lease Corp. Class A	878,894	32,835,480
HD Supply Holdings, Inc. (a)	322,500	9,878,175
Misumi Group, Inc.	746,800	17,037,464
WESCO International, Inc. (a)	107,000	6,131,100
		65,882,219

TOTAL INDUSTRIALS		1,155,382,224

INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 1.3%
CommScope Holding Co., Inc. (a)	1,057,890	40,231,557
F5 Networks, Inc. (a)	384,654	48,874,137
Harris Corp.	199,700	21,783,276
NETGEAR, Inc. (a)	40,576	1,748,826
		112,637,796
Electronic Equipment & Components - 4.0%
Amphenol Corp. Class A	52,000	3,838,640
Avnet, Inc.	950,230	36,944,942
Belden, Inc.	916,900	69,161,767
CDW Corp.	982,701	61,448,294
IPG Photonics Corp. (a)	112,809	16,368,586
Jabil, Inc.	1,096,141	31,996,356
Keysight Technologies, Inc. (a)	799,853	31,138,277
Methode Electronics, Inc. Class A	229,700	9,463,640
National Instruments Corp.	29,200	1,174,424
TE Connectivity Ltd.	375,466	29,541,665
Trimble, Inc. (a)	1,186,600	42,326,022
		333,402,613
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)	1,349,700	67,228,557
Alphabet, Inc. Class C (a)	61,102	55,525,220
Tencent Holdings Ltd.	528,800	18,970,679
		141,724,456
IT Services - 8.3%
Alliance Data Systems Corp.	73,590	18,889,817
Blackhawk Network Holdings, Inc. (a)	1,252,894	54,626,178
Broadridge Financial Solutions, Inc.	60,303	4,556,495
Cognizant Technology Solutions Corp. Class A	182,593	12,124,175
Conduent, Inc. (a)	297,309	4,739,105
CSRA, Inc.	550,800	17,487,900
EPAM Systems, Inc. (a)	322,800	27,144,252
Euronet Worldwide, Inc. (a)	791,377	69,142,608
EVERTEC, Inc.	665,893	11,519,949
ExlService Holdings, Inc. (a)	566,500	31,486,070
Fidelity National Information Services, Inc.	449,877	38,419,496
FleetCor Technologies, Inc. (a)	449,840	64,871,426
Gartner, Inc. (a)	45,086	5,568,572
Genpact Ltd.	2,627,388	73,120,208
Global Payments, Inc.	814,176	73,536,376
Maximus, Inc.	373,600	23,398,568
PayPal Holdings, Inc. (a)	229,700	12,327,999
The Western Union Co.	1,082,148	20,614,919
Total System Services, Inc.	1,285,510	74,880,958
Vantiv, Inc. (a)	492,900	31,220,286
Visa, Inc. Class A	307,100	28,799,838
		698,475,195
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	58,400	4,543,520
Applied Materials, Inc.	554,800	22,918,788
ASML Holding NV (Netherlands)	25,200	3,284,890
Cirrus Logic, Inc. (a)	500	31,360
Cree, Inc. (a)	625,200	15,411,180
KLA-Tencor Corp.	15,625	1,429,844
Maxim Integrated Products, Inc.	775,000	34,797,500
Microchip Technology, Inc.	31,704	2,446,915
NVIDIA Corp.	375,933	54,344,874
Qualcomm, Inc.	442,400	24,429,328
Semtech Corp. (a)	1,019,551	36,448,948
Skyworks Solutions, Inc.	292,700	28,084,565
Synaptics, Inc. (a)(c)	206,200	10,662,602
Teradyne, Inc.	185,900	5,582,577
		244,416,891
Software - 3.5%
Activision Blizzard, Inc.	1,349,900	77,713,743
Electronic Arts, Inc. (a)	1,116,290	118,014,172
Fair Isaac Corp.	279,200	38,923,272
Intuit, Inc.	177,697	23,599,939
Parametric Technology Corp. (a)	119,141	6,567,052
Synopsys, Inc. (a)	373,949	27,272,101
		292,090,279
Technology Hardware, Storage & Peripherals - 0.1%
Xerox Corp.	235,437	6,764,105

TOTAL INFORMATION TECHNOLOGY		1,829,511,335

MATERIALS - 7.2%
Chemicals - 4.9%
Albemarle Corp. U.S.	574,656	60,649,194
Ashland Global Holdings, Inc.	94,626	6,236,800
CF Industries Holdings, Inc.	989,900	27,677,604
Eastman Chemical Co.	779,400	65,461,806
Ferro Corp. (a)	36,109	660,434
H.B. Fuller Co.	540,975	27,649,232
Innospec, Inc.	121,109	7,938,695
LyondellBasell Industries NV Class A	722,700	60,988,653
PolyOne Corp.	775,060	30,025,824
PPG Industries, Inc.	177,400	19,506,904
Praxair, Inc.	30,500	4,042,775
The Chemours Co. LLC	842,900	31,962,768
The Mosaic Co.	2,735,600	62,453,748
W.R. Grace & Co.	67,300	4,846,273
		410,100,710
Containers & Packaging - 1.6%
Aptargroup, Inc.	182,530	15,854,556
Graphic Packaging Holding Co.	2,568,200	35,389,796
Packaging Corp. of America	183,200	20,406,648
WestRock Co.	1,035,400	58,665,764
		130,316,764
Metals & Mining - 0.5%
B2Gold Corp. (a)	7,860,000	22,122,918
Continental Gold, Inc. (a)	245,200	722,289
Guyana Goldfields, Inc. (a)	727,900	3,412,733
New Gold, Inc. (a)	2,039,120	6,478,389
Randgold Resources Ltd. sponsored ADR (c)	97,032	8,583,451
Tahoe Resources, Inc.	367,400	3,167,437
		44,487,217
Paper & Forest Products - 0.2%
Boise Cascade Co. (a)	504,364	15,332,666

TOTAL MATERIALS		600,237,357

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Extra Space Storage, Inc.	314,900	24,562,200
Gaming & Leisure Properties	304,000	11,451,680
Hibernia (REIT) PLC	12,613,610	19,809,123
Highwoods Properties, Inc. (SBI)	11,995	608,266
Monogram Residential Trust, Inc.	79,300	770,003
Outfront Media, Inc.	356,500	8,242,280
Safestore Holdings PLC	3,247,546	17,824,235
Store Capital Corp.	674,391	15,140,078
Urban Edge Properties	28,500	676,305
Ventas, Inc.	14,100	979,668
VEREIT, Inc.	1,818,050	14,798,927
		114,862,765
Real Estate Management & Development - 1.5%
BUWOG-Gemeinnuetzige Wohnung	733,431	21,072,047
CBRE Group, Inc. (a)	1,263,923	46,006,797
Goldcrest Co. Ltd.	88,700	1,958,931
Hysan Development Co. Ltd.	894,000	4,265,349
Jones Lang LaSalle, Inc.	283,715	35,464,375
Olav Thon Eiendomsselskap A/S	428,500	8,622,608
Sino Land Ltd.	3,061,113	5,018,572
Tai Cheung Holdings Ltd.	1,653,000	1,757,283
Wing Tai Holdings Ltd.	4,421,600	6,391,127
		130,557,089

TOTAL REAL ESTATE		245,419,854

UTILITIES - 1.6%
Electric Utilities - 0.2%
Exelon Corp.	356,700	12,866,169
Independent Power and Renewable Electricity Producers - 1.4%
Calpine Corp. (a)	5,416,534	73,285,705
Dynegy, Inc. (a)	290,500	2,402,435
The AES Corp.	3,960,600	44,002,266
		119,690,406

TOTAL UTILITIES		132,556,575

TOTAL COMMON STOCKS
(Cost $6,696,287,453)		8,372,701,345

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125%
(Cost $8,358,700)	405,466	10,623,209

Money Market Funds - 1.7%
Fidelity Securities Lending Cash Central Fund 1.09% (d)(e)
(Cost $138,605,745)	138,596,784	138,610,643
TOTAL INVESTMENT PORTFOLIO - 101.6%
(Cost $6,843,251,898)		8,521,935,197
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(134,354,432)
NET ASSETS - 100%		$8,387,580,765

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$45,213
Fidelity Securities Lending Cash Central Fund	431,374
Total	$476,587

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DineEquity, Inc.	$50,188,600	$32,998,794	$1,820,864	$2,033,314	$54,701,290
Total	$50,188,600	$32,998,794	$1,820,864	$2,033,314	$54,701,290

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,034,586,730	$1,020,171,247	$14,415,483	$--
Consumer Staples	99,989,532	99,989,532	--	--
Energy	324,088,672	324,088,672	--	--
Financials	1,607,185,439	1,607,185,439	--	--
Health Care	1,354,366,836	1,336,721,778	17,645,058	--
Industrials	1,155,382,224	1,155,382,224	--	--
Information Technology	1,829,511,335	1,807,255,766	22,255,569	--
Materials	600,237,357	600,237,357	--	--
Real Estate	245,419,854	245,419,854	--	--
Utilities	132,556,575	132,556,575	--	--
Money Market Funds	138,610,643	138,610,643	--	--
Total Investments in Securities:	$8,521,935,197	$8,467,619,087	$54,316,110	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.3%
Ireland	2.9%
Bermuda	2.9%
United Kingdom	1.6%
Canada	1.2%
Others (Individually Less Than 1%)	5.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $135,954,513) — See accompanying schedule: Unaffiliated issuers (cost $6,611,697,854)	$8,328,623,264
Fidelity Central Funds (cost $138,605,745)	138,610,643
Other affiliated issuers (cost $92,948,299)	54,701,290
Total Investments (cost $6,843,251,898)		$8,521,935,197
Cash		15,382
Foreign currency held at value (cost $46,448)		47,545
Receivable for investments sold		39,276,054
Receivable for fund shares sold		1,192,150
Dividends receivable		7,399,410
Distributions receivable from Fidelity Central Funds		68,022
Other receivables		156,651
Total assets		8,570,090,411
Liabilities
Payable for investments purchased	$24,967,397
Payable for fund shares redeemed	5,704,185
Accrued management fee	3,835,274
Distribution and service plan fees payable	1,256,269
Notes payable to affiliates	7,464,000
Other affiliated payables	607,678
Other payables and accrued expenses	71,183
Collateral on securities loaned	138,603,660
Total liabilities		182,509,646
Net Assets		$8,387,580,765
Net Assets consist of:
Paid in capital		$6,333,640,096
Undistributed net investment income		20,412,214
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		354,874,343
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,678,654,112
Net Assets		$8,387,580,765
Initial Class:
Net Asset Value, offering price and redemption price per share ($1,396,500,851 ÷ 39,299,935 shares)		$35.53
Service Class:
Net Asset Value, offering price and redemption price per share ($590,957,328 ÷ 16,781,073 shares)		$35.22
Service Class 2:
Net Asset Value, offering price and redemption price per share ($5,789,460,329 ÷ 167,969,698 shares)		$34.47
Investor Class:
Net Asset Value, offering price and redemption price per share ($610,662,257 ÷ 17,284,241 shares)		$35.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends (including $2,033,314 earned from other affiliated issuers)		$54,597,213
Interest		21,833
Income from Fidelity Central Funds		476,587
Total income		55,095,633
Expenses
Management fee	$22,914,478
Transfer agent fees	3,012,111
Distribution and service plan fees	7,531,053
Accounting and security lending fees	619,697
Custodian fees and expenses	86,950
Independent trustees' fees and expenses	16,617
Audit	30,984
Legal	6,994
Interest	9,038
Miscellaneous	39,321
Total expenses before reductions	34,267,243
Expense reductions	(197,436)	34,069,807
Net investment income (loss)		21,025,826
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	372,793,457
Fidelity Central Funds	2,109
Other affiliated issuers	(1,108,391)
Foreign currency transactions	1,953
Total net realized gain (loss)		371,689,128
Change in net unrealized appreciation (depreciation) on: Investment securities	318,692,900
Assets and liabilities in foreign currencies	12,914
Total change in net unrealized appreciation (depreciation)		318,705,814
Net gain (loss)		690,394,942
Net increase (decrease) in net assets resulting from operations		$711,420,768

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,025,826	$39,459,390
Net realized gain (loss)	371,689,128	347,715,513
Change in net unrealized appreciation (depreciation)	318,705,814	522,347,999
Net increase (decrease) in net assets resulting from operations	711,420,768	909,522,902
Distributions to shareholders from net investment income	(10,760,748)	(28,421,672)
Distributions to shareholders from net realized gain	(336,414,651)	(494,682,420)
Total distributions	(347,175,399)	(523,104,092)
Share transactions - net increase (decrease)	(211,052,571)	(215,304,797)
Total increase (decrease) in net assets	153,192,798	171,114,013
Net Assets
Beginning of period	8,234,387,967	8,063,273,954
End of period	$8,387,580,765	$8,234,387,967
Other Information
Undistributed net investment income end of period	$20,412,214	$10,147,136

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Mid Cap Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$33.98	$32.65	$37.68	$36.39	$30.55	$29.08
Income from Investment Operations
Net investment income (loss)A	.12	.21	.17	.13	.18	.29
Net realized and unrealized gain (loss)	2.86	3.27	(.59)	2.11	10.57	3.99
Total from investment operations	2.98	3.48	(.42)	2.24	10.75	4.28
Distributions from net investment income	(.05)	(.16)	(.16)B	(.10)	(.19)	(.20)B
Distributions from net realized gain	(1.38)	(1.99)	(4.45)B	(.85)	(4.72)	(2.61)B
Total distributions	(1.43)	(2.15)	(4.61)	(.95)	(4.91)	(2.81)
Net asset value, end of period	$35.53	$33.98	$32.65	$37.68	$36.39	$30.55
Total ReturnC,D,E	8.92%	12.23%	(1.39)%	6.29%	36.23%	14.83%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%H	.63%	.63%	.64%	.64%	.65%
Expenses net of fee waivers, if any	.63%H	.63%	.63%	.64%	.64%	.65%
Expenses net of all reductions	.63%H	.63%	.63%	.63%	.63%	.63%
Net investment income (loss)	.69%H	.68%	.49%	.35%	.52%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$1,396,501	$1,360,134	$1,382,527	$1,476,171	$1,489,788	$1,217,359
Portfolio turnover rateI	32%H	30%	26%J	142%	132%	187%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Mid Cap Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$33.70	$32.41	$37.44	$36.16	$30.39	$28.93
Income from Investment Operations
Net investment income (loss)A	.10	.18	.13	.09	.15	.25
Net realized and unrealized gain (loss)	2.84	3.23	(.59)	2.10	10.49	3.98
Total from investment operations	2.94	3.41	(.46)	2.19	10.64	4.23
Distributions from net investment income	(.05)	(.14)	(.13)B	(.06)	(.15)	(.16)B
Distributions from net realized gain	(1.38)	(1.99)	(4.45)B	(.85)	(4.72)	(2.61)B
Total distributions	(1.42)C	(2.12)D	(4.57)E	(.91)	(4.87)	(2.77)
Net asset value, end of period	$35.22	$33.70	$32.41	$37.44	$36.16	$30.39
Total ReturnF,G,H	8.90%	12.11%	(1.50)%	6.20%	36.06%	14.75%
Ratios to Average Net AssetsI,J
Expenses before reductions	.73%K	.73%	.73%	.74%	.74%	.75%
Expenses net of fee waivers, if any	.73%K	.73%	.73%	.74%	.74%	.75%
Expenses net of all reductions	.73%K	.73%	.73%	.73%	.73%	.73%
Net investment income (loss)	.59%K	.58%	.39%	.25%	.42%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$590,957	$566,378	$566,349	$622,227	$638,612	$525,875
Portfolio turnover rateL	32%K	30%	26%M	142%	132%	187%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.42 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $1.377 per share.

 D Total distributions of $2.12 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $1.987 per share.

 E Total distributions of $4.57 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $4.445 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Mid Cap Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$33.03	$31.83	$36.84	$35.60	$29.98	$28.58
Income from Investment Operations
Net investment income (loss)A	.07	.13	.08	.04	.09	.20
Net realized and unrealized gain (loss)	2.79	3.16	(.57)	2.06	10.35	3.93
Total from investment operations	2.86	3.29	(.49)	2.10	10.44	4.13
Distributions from net investment income	(.04)	(.10)	(.08)B	(.01)	(.10)	(.12)B
Distributions from net realized gain	(1.38)	(1.99)	(4.45)B	(.85)	(4.72)	(2.61)B
Total distributions	(1.42)	(2.09)	(4.52)C	(.86)	(4.82)	(2.73)
Net asset value, end of period	$34.47	$33.03	$31.83	$36.84	$35.60	$29.98
Total ReturnD,E,F	8.82%	11.92%	(1.63)%	6.03%	35.87%	14.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	.88%I	.88%	.88%	.88%	.89%	.90%
Expenses net of fee waivers, if any	.88%I	.88%	.88%	.88%	.89%	.90%
Expenses net of all reductions	.88%I	.88%	.88%	.88%	.88%	.88%
Net investment income (loss)	.44%I	.43%	.24%	.10%	.27%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$5,789,460	$5,746,266	$5,591,030	$6,431,011	$6,574,623	$5,335,565
Portfolio turnover rateJ	32%I	30%	26%K	142%	132%	187%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $4.52 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $4.446 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Mid Cap Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$33.80	$32.50	$37.53	$36.25	$30.46	$29.00
Income from Investment Operations
Net investment income (loss)A	.10	.19	.14	.10	.15	.26
Net realized and unrealized gain (loss)	2.86	3.24	(.59)	2.10	10.52	3.98
Total from investment operations	2.96	3.43	(.45)	2.20	10.67	4.24
Distributions from net investment income	(.05)	(.14)	(.14)B	(.07)	(.16)	(.17)B
Distributions from net realized gain	(1.38)	(1.99)	(4.45)B	(.85)	(4.72)	(2.61)B
Total distributions	(1.43)	(2.13)	(4.58)C	(.92)	(4.88)	(2.78)
Net asset value, end of period	$35.33	$33.80	$32.50	$37.53	$36.25	$30.46
Total ReturnD,E,F	8.90%	12.13%	(1.47)%	6.20%	36.08%	14.74%
Ratios to Average Net AssetsG,H
Expenses before reductions	.71%I	.71%	.71%	.72%	.73%	.74%
Expenses net of fee waivers, if any	.71%I	.71%	.71%	.72%	.72%	.74%
Expenses net of all reductions	.71%I	.71%	.71%	.71%	.71%	.72%
Net investment income (loss)	.60%I	.60%	.41%	.27%	.44%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$610,662	$561,609	$523,368	$503,509	$470,265	$312,004
Portfolio turnover rateJ	32%I	30%	26%K	142%	132%	187%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $4.58 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $4.446 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

VIP Mid Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events.The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, equity-debt classifications and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$2,092,112,887
Gross unrealized depreciation	(430,768,581)
Net unrealized appreciation (depreciation) on securities	$1,661,344,306
Tax cost	$6,860,590,891

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,338,448,245 and $1,808,655,181, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$291,329
Service Class 2	7,239,724
$7,531,053

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$472,655
Service Class	192,277
Service Class 2	1,911,287
Investor Class	435,892
$3,012,111

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $48,328 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$11,150,500	1.22%	$9,038

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14,137 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $6,922,507. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $431,374, including $35,468 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $159,803 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $37,633.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Initial Class	$1,975,843	$6,509,193
Service Class	779,633	2,306,610
Service Class 2	7,199,986	17,226,607
Investor Class	805,286	2,379,262
Total	$10,760,748	$28,421,672
From net realized gain
Initial Class	$54,414,726	$83,439,215
Service Class	22,841,590	33,992,166
Service Class 2	236,056,679	345,471,270
Investor Class	23,101,656	31,779,769
Total	$336,414,651	$494,682,420

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Initial Class
Shares sold	3,066,122	5,842,420	$105,247,912	$184,976,667
Reinvestment of distributions	1,648,365	3,268,042	56,390,569	89,948,408
Shares redeemed	(5,442,839)	(11,423,991)	(190,366,286)	(368,303,468)
Net increase (decrease)	(728,352)	(2,313,529)	$(28,727,805)	$(93,378,393)
Service Class
Shares sold	501,512	1,242,725	$17,259,656	$38,448,209
Reinvestment of distributions	696,586	1,331,661	23,621,223	36,298,776
Shares redeemed	(1,223,352)	(3,242,354)	(42,094,182)	(100,590,205)
Net increase (decrease)	(25,254)	(667,968)	$(1,213,303)	$(25,843,220)
Service Class 2
Shares sold	3,886,945	16,603,885	$130,757,683	$504,881,832
Reinvestment of distributions	7,324,802	13,620,413	243,256,665	362,697,877
Shares redeemed	(17,201,938)	(31,941,188)	(578,101,148)	(975,475,144)
Net increase (decrease)	(5,990,191)	(1,716,890)	$(204,086,800)	$(107,895,435)
Investor Class
Shares sold	581,168	958,357	$20,104,390	$30,135,517
Reinvestment of distributions	702,732	1,247,783	23,906,942	34,159,031
Shares redeemed	(613,504)	(1,694,440)	(21,035,995)	(52,482,297)
Net increase (decrease)	670,396	511,700	$22,975,337	$11,812,251

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Initial Class	.63%
Actual		$1,000.00	$1,089.20	$3.26
Hypothetical-C		$1,000.00	$1,021.67	$3.16
Service Class	.73%
Actual		$1,000.00	$1,089.00	$3.78
Hypothetical-C		$1,000.00	$1,021.17	$3.66
Service Class 2.88%
Actual		$1,000.00	$1,088.20	$4.56
Hypothetical-C		$1,000.00	$1,020.43	$4.41
Investor Class	.71%
Actual		$1,000.00	$1,089.00	$3.68
Hypothetical-C		$1,000.00	$1,021.27	$3.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPMID-SANN-0817
1.723369.118

Fidelity® Variable Insurance Products: Growth Opportunities Portfolio Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.0	6.1
Alphabet, Inc. Class C	3.9	3.6
Amazon.com, Inc.	3.5	3.3
American Tower Corp.	3.1	3.4
Facebook, Inc. Class A	2.9	2.3
LyondellBasell Industries NV Class A	2.6	1.7
Microsoft Corp.	2.5	2.8
Tesla, Inc.	2.3	2.9
Alphabet, Inc. Class A	2.2	2.2
Amgen, Inc.	2.1	1.5
	31.1

Top Five Market Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	41.8	38.8
Health Care	16.9	17.8
Consumer Discretionary	14.2	15.4
Consumer Staples	6.4	7.4
Materials	5.1	4.6

Asset Allocation (% of fund's net assets)

As of June 30, 2017*
Stocks	98.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 11.6%

As of December 31, 2016*
Stocks	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 12.0%

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Automobiles - 2.3%
Tesla, Inc. (a)(b)	41,197	$14,897,247
Hotels, Restaurants & Leisure - 1.5%
Chipotle Mexican Grill, Inc. (a)	2,000	832,200
Marriott International, Inc. Class A	200	20,062
Penn National Gaming, Inc. (a)	32,300	691,220
Starbucks Corp.	44,564	2,598,527
U.S. Foods Holding Corp. (a)	188,065	5,119,129
		9,261,138
Household Durables - 0.5%
Newell Brands, Inc.	54,900	2,943,738
Internet & Direct Marketing Retail - 5.6%
Amazon.com, Inc. (a)	22,973	22,237,864
Blue Apron Holdings, Inc.:
Class B	83,090	698,455
Class B	20,771	174,601
Groupon, Inc. (a)(b)	455,600	1,749,504
Netflix, Inc. (a)	11,400	1,703,274
Priceline Group, Inc. (a)	1,450	2,712,254
Vipshop Holdings Ltd. ADR (a)	379,300	4,001,615
Wayfair LLC Class A (a)	31,100	2,390,968
		35,668,535
Media - 3.2%
Charter Communications, Inc. Class A (a)	33,063	11,137,272
Comcast Corp. Class A	104,378	4,062,392
Liberty SiriusXM Liberty Media Class A (a)(b)	51,800	1,814,554
Lions Gate Entertainment Corp.:
Class A (b)	29,500	832,490
Class B (a)	29,300	770,004
The Walt Disney Co.	14,400	1,530,000
		20,146,712
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	8,200	573,344
Specialty Retail - 0.8%
Home Depot, Inc.	18,710	2,870,114
TJX Companies, Inc.	27,900	2,013,543
		4,883,657
Textiles, Apparel & Luxury Goods - 0.2%
lululemon athletica, Inc. (a)	24,372	1,454,277

TOTAL CONSUMER DISCRETIONARY		89,828,648

CONSUMER STAPLES - 6.3%
Beverages - 1.7%
Constellation Brands, Inc. Class A (sub. vtg.)	11,700	2,266,641
Molson Coors Brewing Co. Class B	38,700	3,341,358
Monster Beverage Corp. (a)	67,695	3,363,088
The Coca-Cola Co.	33,369	1,496,600
		10,467,687
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	10,600	1,695,258
CVS Health Corp.	20,000	1,609,200
Performance Food Group Co. (a)	272,008	7,453,019
		10,757,477
Personal Products - 0.6%
Coty, Inc. Class A	146,500	2,748,340
Unilever NV (Certificaten Van Aandelen) (Bearer)	24,400	1,346,924
		4,095,264
Tobacco - 2.3%
British American Tobacco PLC:
(United Kingdom)	129,100	8,797,252
sponsored ADR (b)	24,000	1,644,960
Imperial Tobacco Group PLC	32,330	1,452,102
Philip Morris International, Inc.	20,100	2,360,745
		14,255,059

TOTAL CONSUMER STAPLES		39,575,487

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp.	10,200	462,468
Cabot Oil & Gas Corp.	104,482	2,620,409
Devon Energy Corp.	14,300	457,171
PDC Energy, Inc. (a)	20,000	862,200
Petronet LNG Ltd.	9,454	63,210
Teekay LNG Partners LP	49,100	753,685
The Williams Companies, Inc.	30,700	929,596
Williams Partners LP	40,300	1,616,433
		7,765,172
FINANCIALS - 4.1%
Banks - 0.5%
HDFC Bank Ltd. sponsored ADR	34,400	2,991,768
Capital Markets - 2.8%
BlackRock, Inc. Class A	800	337,928
CBOE Holdings, Inc.	129,700	11,854,580
MSCI, Inc.	3,000	308,970
S&P Global, Inc.	2,300	335,777
TD Ameritrade Holding Corp.	115,200	4,952,448
		17,789,703
Consumer Finance - 0.8%
Synchrony Financial	168,900	5,036,598

TOTAL FINANCIALS		25,818,069

HEALTH CARE - 16.9%
Biotechnology - 9.3%
ACADIA Pharmaceuticals, Inc. (a)	16,818	469,054
Acorda Therapeutics, Inc. (a)	14,500	285,650
Agios Pharmaceuticals, Inc. (a)	16,000	823,200
Alexion Pharmaceuticals, Inc. (a)	105,752	12,866,846
Alkermes PLC (a)	20,700	1,199,979
Alnylam Pharmaceuticals, Inc. (a)	39,703	3,166,711
Amgen, Inc.	76,559	13,185,757
Amicus Therapeutics, Inc. (a)(b)	164,200	1,653,494
aTyr Pharma, Inc. (a)(c)	22,036	76,024
BioMarin Pharmaceutical, Inc. (a)	26,800	2,433,976
bluebird bio, Inc. (a)	19,830	2,083,142
Coherus BioSciences, Inc. (a)	21,800	312,830
Five Prime Therapeutics, Inc. (a)	13,600	409,496
Genocea Biosciences, Inc. (a)(b)	16,693	87,137
Insmed, Inc. (a)	81,342	1,395,829
Intercept Pharmaceuticals, Inc. (a)	2,500	302,675
Ionis Pharmaceuticals, Inc. (a)	80,906	4,115,688
Merrimack Pharmaceuticals, Inc. (b)	89,800	111,352
Neurocrine Biosciences, Inc. (a)	41,788	1,922,248
Opko Health, Inc. (a)	1	7
Prothena Corp. PLC (a)	25,802	1,396,404
Regeneron Pharmaceuticals, Inc. (a)	10,600	5,206,084
Regulus Therapeutics, Inc. (a)(b)	54,400	53,617
Rigel Pharmaceuticals, Inc. (a)	111,406	304,138
Sage Therapeutics, Inc. (a)	6,300	501,732
Spark Therapeutics, Inc. (a)	2,500	149,350
TESARO, Inc. (a)(b)	8,000	1,118,880
Vertex Pharmaceuticals, Inc. (a)	20,900	2,693,383
Xencor, Inc. (a)	15,300	322,983
		58,647,666
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	266,600	7,390,152
Danaher Corp.	17,900	1,510,581
Insulet Corp. (a)	23,800	1,221,178
Intuitive Surgical, Inc. (a)	700	654,759
Medtronic PLC	36,900	3,274,875
		14,051,545
Health Care Providers & Services - 2.7%
Aetna, Inc.	4,300	652,869
Anthem, Inc.	40,500	7,619,265
Cigna Corp.	10,100	1,690,639
Humana, Inc.	9,000	2,165,580
UnitedHealth Group, Inc.	27,300	5,061,966
		17,190,319
Health Care Technology - 0.4%
athenahealth, Inc. (a)	17,756	2,495,606
Castlight Health, Inc. Class B (a)	17,500	72,625
		2,568,231
Pharmaceuticals - 2.2%
Allergan PLC	37,563	9,131,190
Bristol-Myers Squibb Co.	49,900	2,780,428
Innoviva, Inc. (a)	52,400	670,720
Theravance Biopharma, Inc. (a)(b)	35,000	1,394,400
		13,976,738

TOTAL HEALTH CARE		106,434,499

INDUSTRIALS - 2.9%
Air Freight & Logistics - 0.2%
FedEx Corp.	6,100	1,325,713
Airlines - 0.9%
JetBlue Airways Corp. (a)	15,300	349,299
Spirit Airlines, Inc. (a)	98,200	5,072,030
		5,421,329
Electrical Equipment - 0.4%
Fortive Corp.	7,150	452,953
Sunrun, Inc. (a)(b)	262,100	1,866,152
		2,319,105
Machinery - 0.6%
Allison Transmission Holdings, Inc.	40,600	1,522,906
Caterpillar, Inc.	21,000	2,256,660
Middleby Corp. (a)	1,000	121,510
		3,901,076
Professional Services - 0.5%
Equifax, Inc.	15,500	2,130,010
TransUnion Holding Co., Inc. (a)	29,500	1,277,645
		3,407,655
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	6,510	594,884
Trading Companies & Distributors - 0.2%
Bunzl PLC	34,000	1,013,202
MSC Industrial Direct Co., Inc. Class A	3,800	326,648
		1,339,850

TOTAL INDUSTRIALS		18,309,612

INFORMATION TECHNOLOGY - 41.0%
Communications Equipment - 0.6%
Carvana Co. Class A (b)	190,967	3,909,094
Internet Software & Services - 11.2%
Akamai Technologies, Inc. (a)	12,900	642,549
Alibaba Group Holding Ltd. sponsored ADR (a)	2,200	309,980
Alphabet, Inc.:
Class A (a)	14,802	13,761,123
Class C (a)	27,163	24,683,833
Apptio, Inc. Class A	5,800	100,630
Cloudera, Inc. (b)	2,500	40,050
Cloudera, Inc.	6,366	91,785
Criteo SA sponsored ADR (a)	3,200	156,960
Endurance International Group Holdings, Inc. (a)	363,370	3,034,140
Facebook, Inc. Class A (a)	120,910	18,254,992
GoDaddy, Inc. (a)	108,120	4,586,450
Nutanix, Inc. Class A (a)(b)	71,200	1,434,680
The Trade Desk, Inc.	10,500	526,155
Wix.com Ltd. (a)	48,807	3,396,967
		71,020,294
IT Services - 11.8%
Accenture PLC Class A	3,000	371,040
Alliance Data Systems Corp.	39,200	10,062,248
Capgemini SA	28,600	2,955,574
Cognizant Technology Solutions Corp. Class A	119,064	7,905,850
EPAM Systems, Inc. (a)	73,400	6,172,206
Euronet Worldwide, Inc. (a)	43,800	3,826,806
FleetCor Technologies, Inc. (a)	27,500	3,965,775
Global Payments, Inc.	73,500	6,638,520
Luxoft Holding, Inc. (a)	94,300	5,738,155
MasterCard, Inc. Class A	52,400	6,363,980
PayPal Holdings, Inc. (a)	75,800	4,068,186
Paysafe Group PLC (a)	544,300	3,622,599
Presidio, Inc.	246,900	3,533,139
Visa, Inc. Class A	96,900	9,087,282
		74,311,360
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)	28,000	349,440
Micron Technology, Inc. (a)	101,400	3,027,804
NVIDIA Corp.	29,200	4,221,152
Qualcomm, Inc.	64,100	3,539,602
SolarEdge Technologies, Inc. (a)(b)	169,935	3,398,700
		14,536,698
Software - 9.1%
Activision Blizzard, Inc.	102,200	5,883,654
Adobe Systems, Inc. (a)	50,500	7,142,720
Autodesk, Inc. (a)	61,400	6,190,348
Electronic Arts, Inc. (a)	31,900	3,372,468
Microsoft Corp.	226,249	15,595,344
Red Hat, Inc. (a)	8,700	833,025
Salesforce.com, Inc. (a)	142,177	12,312,528
SS&C Technologies Holdings, Inc.	86,300	3,314,783
Workday, Inc. Class A (a)	27,600	2,677,200
		57,322,070
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	264,543	38,099,478

TOTAL INFORMATION TECHNOLOGY		259,198,994

MATERIALS - 5.1%
Chemicals - 3.9%
E.I. du Pont de Nemours & Co.	52,500	4,237,275
LyondellBasell Industries NV Class A	195,000	16,456,050
Monsanto Co.	24,700	2,923,492
The Chemours Co. LLC	22,200	841,824
		24,458,641
Containers & Packaging - 1.2%
Ball Corp.	187,500	7,914,375

TOTAL MATERIALS		32,373,016

REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.6%
American Tower Corp.	146,700	19,411,344
Extra Space Storage, Inc.	78,000	6,084,000
Prologis, Inc.	5,600	328,384
SBA Communications Corp. Class A (a)	22,900	3,089,210
		28,912,938
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.1%
Altice U.S.A., Inc. Class A	23,442	757,177
Wireless Telecommunication Services - 1.4%
T-Mobile U.S., Inc. (a)	145,500	8,820,210

TOTAL TELECOMMUNICATION SERVICES		9,577,387

TOTAL COMMON STOCKS
(Cost $390,716,687)		617,793,822

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 1.1%
CONSUMER STAPLES - 0.1%
Tobacco - 0.1%
PAX Labs, Inc. Series C (a)(d)	215,881	669,231
FINANCIALS - 0.1%
Insurance - 0.1%
Clover Health Series D (d)	65,670	615,840
INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.5%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	66,008	3,219,357
Software - 0.3%
Cloudflare, Inc. Series D 8.00% (a)(d)	5,997	40,960
MongoDB, Inc. Series F, 8.00% (a)(d)	82,814	1,384,992
		1,425,952
TOTAL INFORMATION TECHNOLOGY		4,645,309
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Redfin Corp. Series G (a)(d)	152,148	684,666

TOTAL CONVERTIBLE PREFERRED STOCKS		6,615,046

Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
PAX Labs, Inc. Series A (d)	215,881	161,911
TOTAL PREFERRED STOCKS
(Cost $4,394,432)		6,776,957

Money Market Funds - 6.1%
Fidelity Cash Central Fund, 1.10% (e)	10,358,941	10,361,013
Fidelity Securities Lending Cash Central Fund 1.09% (e)(f)	28,092,525	28,095,334
TOTAL MONEY MARKET FUNDS
(Cost $38,455,648)		38,456,347
TOTAL INVESTMENT PORTFOLIO - 105.0%
(Cost $433,566,767)		663,027,126
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(31,286,944)
NET ASSETS - 100%		$631,740,182

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $76,024 or 0.0% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,776,957 or 1.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Cloudflare, Inc. Series D 8.00%	11/5/14	$36,735
Clover Health Series D	6/7/17	$615,840
MongoDB, Inc. Series F, 8.00%	10/2/13	$1,384,992
PAX Labs, Inc. Series A	5/22/15	$159,752
PAX Labs, Inc. Series C	5/22/15	$671,390
Redfin Corp. Series G	12/16/14	$501,738
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$1,023,986

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$31,960
Fidelity Securities Lending Cash Central Fund	207,695
Total	$239,655

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$89,828,648	$88,955,592	$873,056	$--
Consumer Staples	40,406,629	29,431,311	10,144,176	831,142
Energy	7,765,172	7,765,172	--	--
Financials	26,433,909	25,818,069	--	615,840
Health Care	106,434,499	106,434,499	--	--
Industrials	18,309,612	18,309,612	--	--
Information Technology	263,844,303	259,107,209	91,785	4,645,309
Materials	32,373,016	32,373,016	--	--
Real Estate	29,597,604	28,912,938	684,666	--
Telecommunication Services	9,577,387	9,577,387	--	--
Money Market Funds	38,456,347	38,456,347	--	--
Total Investments in Securities:	$663,027,126	$645,141,152	$11,793,683	$6,092,291

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.4%
Netherlands	2.8%
Ireland	2.5%
United Kingdom	2.1%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $27,424,574) — See accompanying schedule: Unaffiliated issuers (cost $395,111,119)	$624,570,779
Fidelity Central Funds (cost $38,455,648)	38,456,347
Total Investments (cost $433,566,767)		$663,027,126
Foreign currency held at value (cost $10,241)		10,241
Receivable for investments sold		1,327,187
Receivable for fund shares sold		131,269
Dividends receivable		182,089
Distributions receivable from Fidelity Central Funds		85,157
Other receivables		5,710
Total assets		664,768,779
Liabilities
Payable for investments purchased	$3,507,788
Payable for fund shares redeemed	990,583
Accrued management fee	288,518
Distribution and service plan fees payable	41,539
Other affiliated payables	69,173
Other payables and accrued expenses	35,803
Collateral on securities loaned	28,095,193
Total liabilities		33,028,597
Net Assets		$631,740,182
Net Assets consist of:
Paid in capital		$376,407,648
Undistributed net investment income		811,671
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		25,060,504
Net unrealized appreciation (depreciation) on investments		229,460,359
Net Assets		$631,740,182
Initial Class:
Net Asset Value, offering price and redemption price per share ($155,363,892 ÷ 4,746,071 shares)		$32.74
Service Class:
Net Asset Value, offering price and redemption price per share ($100,632,290 ÷ 3,080,434 shares)		$32.67
Service Class 2:
Net Asset Value, offering price and redemption price per share ($158,907,187 ÷ 4,920,730 shares)		$32.29
Investor Class:
Net Asset Value, offering price and redemption price per share ($216,836,813 ÷ 6,661,784 shares)		$32.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends		$2,838,793
Income from Fidelity Central Funds (including $207,695 from security lending)		239,655
Total income		3,078,448
Expenses
Management fee	$1,580,404
Transfer agent fees	270,304
Distribution and service plan fees	223,676
Accounting and security lending fees	110,625
Custodian fees and expenses	16,744
Independent trustees' fees and expenses	1,112
Audit	35,067
Legal	5,710
Miscellaneous	2,865
Total expenses before reductions	2,246,507
Expense reductions	(15,085)	2,231,422
Net investment income (loss)		847,026
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,982,790
Fidelity Central Funds	(559)
Foreign currency transactions	12,852
Total net realized gain (loss)		27,995,083
Change in net unrealized appreciation (depreciation) on: Investment securities	73,984,642
Assets and liabilities in foreign currencies	243
Total change in net unrealized appreciation (depreciation)		73,984,885
Net gain (loss)		101,979,968
Net increase (decrease) in net assets resulting from operations		$102,826,994

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$847,026	$1,550,111
Net realized gain (loss)	27,995,083	64,520,465
Change in net unrealized appreciation (depreciation)	73,984,885	(70,613,183)
Net increase (decrease) in net assets resulting from operations	102,826,994	(4,542,607)
Distributions to shareholders from net investment income	(383,242)	(1,170,788)
Distributions to shareholders from net realized gain	(66,134,324)	(13,837,937)
Total distributions	(66,517,566)	(15,008,725)
Share transactions - net increase (decrease)	76,664,155	(199,072,390)
Total increase (decrease) in net assets	112,973,583	(218,623,722)
Net Assets
Beginning of period	518,766,599	737,390,321
End of period	$631,740,182	$518,766,599
Other Information
Undistributed net investment income end of period	$811,671	$347,887

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Growth Opportunities Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$31.06	$31.75	$33.51	$29.96	$21.80	$18.30
Income from Investment Operations
Net investment income (loss)A	.06	.11	.10	.07	.08	.08
Net realized and unrealized gain (loss)	5.65	(.10)	1.70	3.58	8.18	3.51
Total from investment operations	5.71	.01	1.80	3.65	8.26	3.59
Distributions from net investment income	(.03)	(.10)	(.06)	(.07)	(.08)	(.09)
Distributions from net realized gain	(4.00)	(.60)	(3.49)	(.03)	(.01)	–
Total distributions	(4.03)	(.70)	(3.56)B	(.10)	(.10)C	(.09)
Net asset value, end of period	$32.74	$31.06	$31.75	$33.51	$29.96	$21.80
Total ReturnD,E,F	19.93%	.37%	5.61%	12.20%	37.90%	19.61%
Ratios to Average Net AssetsG,H
Expenses before reductions	.67%I	.68%	.67%	.68%	.68%	.69%
Expenses net of fee waivers, if any	.67%I	.68%	.67%	.68%	.68%	.69%
Expenses net of all reductions	.66%I	.68%	.66%	.68%	.68%	.69%
Net investment income (loss)	.40%I	.36%	.30%	.21%	.31%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$155,364	$133,393	$176,056	$158,791	$163,798	$121,947
Portfolio turnover rateJ	57%I	65%	63%K	11%	25%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $3.56 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $3.492 per share.

 C Total distributions of $.10 per share is comprised of distributions from net investment income of $.082 and distributions from net realized gain of $.014 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Growth Opportunities Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$31.01	$31.70	$33.46	$29.91	$21.76	$18.27
Income from Investment Operations
Net investment income (loss)A	.05	.08	.07	.04	.05	.06
Net realized and unrealized gain (loss)	5.64	(.09)	1.68	3.58	8.17	3.50
Total from investment operations	5.69	(.01)	1.75	3.62	8.22	3.56
Distributions from net investment income	(.02)	(.07)	(.02)	(.04)	(.05)	(.07)
Distributions from net realized gain	(4.00)	(.60)	(3.49)	(.03)	(.01)	–
Total distributions	(4.03)B	(.68)C	(3.51)	(.07)	(.07)D	(.07)
Net asset value, end of period	$32.67	$31.01	$31.70	$33.46	$29.91	$21.76
Total ReturnE,F,G	19.88%	.28%	5.48%	12.10%	37.78%	19.46%
Ratios to Average Net AssetsH,I
Expenses before reductions	.77%J	.78%	.77%	.77%	.78%	.79%
Expenses net of fee waivers, if any	.77%J	.78%	.77%	.77%	.78%	.79%
Expenses net of all reductions	.76%J	.78%	.76%	.77%	.78%	.79%
Net investment income (loss)	.30%J	.26%	.20%	.11%	.21%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$100,632	$92,664	$113,812	$141,833	$160,835	$143,321
Portfolio turnover rateK	57%J	65%	63%L	11%	25%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.03 per share is comprised of distributions from net investment income of $.023 and distributions from net realized gain of $4.002 per share.

 C Total distributions of $.68 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.602 per share.

 D Total distributions of $.07 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.014 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Growth Opportunities Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$30.71	$31.40	$33.20	$29.68	$21.60	$18.13
Income from Investment Operations
Net investment income (loss)A	.02	.03	.02	(.01)	.01	.03
Net realized and unrealized gain (loss)	5.58	(.10)	1.67	3.56	8.10	3.47
Total from investment operations	5.60	(.07)	1.69	3.55	8.11	3.50
Distributions from net investment income	(.02)	(.02)	–B	–B	(.01)	(.03)
Distributions from net realized gain	(4.00)	(.60)	(3.49)	(.02)	(.01)	–
Total distributions	(4.02)	(.62)	(3.49)	(.03)C	(.03)D	(.03)
Net asset value, end of period	$32.29	$30.71	$31.40	$33.20	$29.68	$21.60
Total ReturnE,F,G	19.78%	.10%	5.34%	11.95%	37.54%	19.32%
Ratios to Average Net AssetsH,I
Expenses before reductions	.92%J	.93%	.92%	.93%	.94%	.94%
Expenses net of fee waivers, if any	.92%J	.93%	.92%	.93%	.93%	.94%
Expenses net of all reductions	.91%J	.93%	.91%	.93%	.93%	.94%
Net investment income (loss)	.15%J	.11%	.05%	(.04)%	.06%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$158,907	$117,623	$177,404	$83,545	$81,360	$72,525
Portfolio turnover rateK	57%J	65%	63%L	11%	25%	36%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.03 per share is comprised of distributions from net investment income of $.002 and distributions from net realized gain of $.023 per share.

 D Total distributions of $.03 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.014 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Growth Opportunities Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$30.91	$31.60	$33.37	$29.84	$21.72	$18.23
Income from Investment Operations
Net investment income (loss)A	.05	.08	.07	.04	.06	.07
Net realized and unrealized gain (loss)	5.62	(.09)	1.70	3.57	8.14	3.49
Total from investment operations	5.67	(.01)	1.77	3.61	8.20	3.56
Distributions from net investment income	(.02)	(.07)	(.05)	(.05)	(.07)	(.07)
Distributions from net realized gain	(4.00)	(.60)	(3.49)	(.03)	(.01)	–
Total distributions	(4.03)B	(.68)C	(3.54)	(.08)	(.08)	(.07)
Net asset value, end of period	$32.55	$30.91	$31.60	$33.37	$29.84	$21.72
Total ReturnD,E,F	19.88%	.28%	5.54%	12.09%	37.77%	19.54%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.76%	.75%	.76%	.77%	.78%
Expenses net of fee waivers, if any	.75%I	.76%	.75%	.76%	.76%	.78%
Expenses net of all reductions	.75%I	.76%	.74%	.76%	.76%	.77%
Net investment income (loss)	.32%I	.28%	.22%	.13%	.23%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$216,837	$175,086	$270,119	$136,782	$122,334	$77,969
Portfolio turnover rateJ	57%I	65%	63%K	11%	25%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.03 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $4.002 per share.

 C Total distributions of $.68 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.602 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

VIP Growth Opportunities Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$239,009,158
Gross unrealized depreciation	(10,434,376)
Net unrealized appreciation (depreciation) on securities	$228,574,782
Tax cost	$434,452,344

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $168,071,860 and $162,160,751, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$49,355
Service Class 2	174,321
$223,676

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$48,149
Service Class	32,574
Service Class 2	46,021
Investor Class	143,560
$270,304

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,355 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $4,770.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $915 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $37,452 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $12,723 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,362.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Initial Class	$117,640	$441,232
Service Class	67,410	222,177
Service Class 2	66,155	71,358
Investor Class	132,037	436,021
Total	$383,242	$1,170,788
From net realized gain
Initial Class	$16,814,109	$3,227,176
Service Class	11,729,342	2,124,607
Service Class 2	15,573,656	3,498,766
Investor Class	22,017,217	4,987,388
Total	$66,134,324	$13,837,937

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Initial Class
Shares sold	280,142	280,329	$8,638,268	$8,217,274
Reinvestment of distributions	578,863	135,711	16,931,749	3,668,408
Shares redeemed	(408,094)	(1,666,374)	(12,747,565)	(50,097,985)
Net increase (decrease)	450,911	(1,250,334)	$12,822,452	$(38,212,303)
Service Class
Shares sold	55,639	68,666	$1,744,495	$2,044,301
Reinvestment of distributions	403,998	87,295	11,796,752	2,346,784
Shares redeemed	(367,409)	(757,522)	(11,526,020)	(22,707,390)
Net increase (decrease)	92,228	(601,561)	$2,015,227	$(18,316,305)
Service Class 2
Shares sold	1,059,501	1,537,082	$32,708,590	$44,979,886
Reinvestment of distributions	541,545	135,723	15,639,811	3,570,124
Shares redeemed	(510,099)	(3,493,410)	(15,773,029)	(104,002,667)
Net increase (decrease)	1,090,947	(1,820,605)	$32,575,372	$(55,452,657)
Investor Class
Shares sold	589,949	180,117	$18,320,104	$5,259,727
Reinvestment of distributions	761,404	202,876	22,149,254	5,423,409
Shares redeemed	(354,110)	(3,267,048)	(11,218,254)	(97,774,261)
Net increase (decrease)	997,243	(2,884,055)	$29,251,104	$(87,091,125)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 49% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 25% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Initial Class	.67%
Actual		$1,000.00	$1,199.30	$3.65
Hypothetical-C		$1,000.00	$1,021.47	$3.36
Service Class	.77%
Actual		$1,000.00	$1,198.80	$4.20
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Service Class 2.92%
Actual		$1,000.00	$1,197.80	$5.01
Hypothetical-C		$1,000.00	$1,020.23	$4.61
Investor Class	.75%
Actual		$1,000.00	$1,198.80	$4.09
Hypothetical-C		$1,000.00	$1,021.08	$3.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPGRO-SANN-0817
1.705699.119

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 23, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 23, 2017